UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-3000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Value Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.55%

Aerospace - 0.21%
Alliant Techsystems, Inc. *	200	$16,440
Argon ST, Inc. *	500	9,795
		26,235
Agriculture - 0.04%
Fresh Del Monte Produce, Inc. *	200	5,048

Air Travel - 0.37%
SkyWest, Inc.	3,000	45,600

Apparel & Textiles - 1.60%
Cintas Corp.	2,300	55,246
Columbia Sportswear Company (a)	1,200	37,860
Jones Apparel Group, Inc.	5,400	27,702
K-Swiss, Inc., Class A	600	7,560
Liz Claiborne, Inc.	4,400	12,540
Mohawk Industries, Inc. *	300	9,222
Oxford Industries, Inc.	1,300	7,800
Steven Madden, Ltd. *	400	6,844
Timberland Company, Class A *	1,600	16,240
Wolverine World Wide, Inc.	800	15,416
		196,430
Auto Parts - 0.90%
Autoliv, Inc.	2,100	40,089
BorgWarner, Inc.	300	7,098
O'Reilly Automotive, Inc. *	2,100	54,747
TRW Automotive Holdings Corp. *	2,200	7,832
		109,766
Auto Services - 1.29%
AutoNation, Inc. * (a)	12,600	107,604
Copart, Inc. *	1,900	50,673
		158,277
Automobiles - 0.78%
Americas Car Mart, Inc. *	1,700	15,878
Asbury Automotive Group, Inc.	500	2,515
Group 1 Automotive, Inc.	2,100	22,029
Penske Auto Group, Inc.	7,200	54,576
		94,998
Banking - 12.48%
AMCORE Financial, Inc.	13	48
Associated Banc Corp.	6,100	132,553
Astoria Financial Corp.	2,300	42,458
BancFirst Corp.	200	8,782
BancorpSouth, Inc.	2,100	46,704
Bank Mutual Corp.	1,100	11,275
Bank of Hawaii Corp.	1,200	53,532
Bank of the Ozarks, Inc.	100	2,722
BOK Financial Corp.	700	32,473
Capitol Federal Financial	200	8,554
Cathay General Bancorp, Inc. (a)	2,400	49,248
Chemical Financial Corp.	900	22,257
City National Corp.	1,400	61,432
Comerica, Inc.	1,100	24,805
Commerce Bancshares, Inc.	2,272	99,545
Community Bank Systems, Inc.	1,900	43,814
Community Trust Bancorp, Inc.	300	9,795

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Cullen Frost Bankers, Inc.	400	$21,684
Dime Community Bancorp, Inc.	1,500	20,235
First Commonwealth Financial Corp.	1,900	22,819
First Financial Bankshares, Inc.	200	10,450
First Merchants Corp.	500	10,085
First Niagara Financial Group, Inc.	2,300	35,673
FirstMerit Corp.	3,200	70,400
Flushing Financial Corp.	1,300	17,758
Hancock Holding Company	1,000	43,110
Hanmi Financial Corp.	100	235
International Bancshares Corp.	3,940	92,590
Nara Bancorp, Inc.	900	9,774
NBT Bancorp, Inc.	1,000	26,520
Northwest Bancorp, Inc.	900	19,287
Old National Bancorp	2,900	49,822
Oriental Financial Group, Inc.	1,700	10,676
Park National Corp.	600	41,094
Popular, Inc. (a)	1,700	10,625
Provident Financial Services, Inc.	2,000	29,980
S & T Bancorp, Inc.	1,100	37,389
SVB Financial Group *	100	4,005
TCF Financial Corp. (a)	2,200	36,740
Trustmark Corp.	2,800	55,888
United Bankshares, Inc.	800	26,600
Webster Financial Corp.	1,000	15,000
WestAmerica Bancorp (a)	1,100	58,476
Whitney Holding Corp.	2,100	36,813
Wilmington Trust Corp.	2,400	58,056
Wilshire Bancorp, Inc.	800	5,488
		1,527,269
Biotechnology - 0.66%
Bio-Rad Laboratories, Inc., Class A *	100	7,416
Charles River Laboratories International, Inc. *	400	9,120
Life Technologies Corp. * (a)	1,300	33,930
Techne Corp.	500	31,005
		81,471
Building Materials & Construction - 0.15%
EMCOR Group, Inc. *	1,200	18,924

Business Services - 4.55%
ABM Industries, Inc.	700	11,809
Affiliated Computer Services, Inc., Class A *	1,600	64,720
Black Box Corp.	300	7,344
Convergys Corp. *	4,900	30,821
Core-Mark Holding Company, Inc. *	1,700	34,204
CSG Systems International, Inc. *	1,100	18,524
Deluxe Corp.	2,000	21,040
Ennis Business Forms, Inc.	600	6,102
FactSet Research Systems, Inc. (a)	500	20,000
Global Payments, Inc.	1,600	57,872
Harte-Hanks, Inc.	2,000	11,940
Insight Enterprises, Inc. *	2,700	10,989
Kelly Services, Inc., Class A	2,800	32,620
Manpower, Inc.	2,400	75,552
MPS Group, Inc. *	1,400	9,268
Perot Systems Corp., Class A *	2,000	24,960

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Pre-Paid Legal Services, Inc. *	400	$16,000
Resources Connection, Inc. *	900	15,579
SAIC, Inc. *	1,100	19,580
SRA International, Inc., Class A *	300	4,506
SYNNEX Corp. *	2,600	27,196
Volt Information Sciences, Inc. *	2,700	16,416
Watson Wyatt Worldwide, Inc., Class A	500	20,160
		557,202
Chemicals - 2.26%
Ashland, Inc.	1,000	9,550
Cytec Industries, Inc.	300	6,609
Eastman Chemical Company	700	23,030
FMC Corp.	1,400	61,180
Innophos Holdings, Inc.	400	6,592
Lubrizol Corp.	200	7,024
Newmarket Corp.	600	20,088
Olin Corp.	400	6,552
PolyOne Corp. *	3,200	9,056
Sensient Technologies Corp.	200	4,808
Sigma-Aldrich Corp.	2,200	94,842
Stepan Company	600	27,588
		276,919
Colleges & Universities - 0.35%
Career Education Corp. *	2,300	42,504

Commercial Services - 0.01%
CBIZ, Inc. *	100	803

Computers & Business Equipment - 4.04%
Avocent Corp. *	1,200	22,572
Benchmark Electronics, Inc. *	1,400	17,752
CACI International, Inc., Class A *	100	4,441
Diebold, Inc.	800	22,400
Ingram Micro, Inc., Class A *	11,200	120,624
Lexmark International, Inc. *	6,100	159,698
Tech Data Corp. *	4,500	78,480
Western Digital Corp. *	5,600	68,320
		494,287
Construction Materials - 0.08%
Simpson Manufacturing Company, Inc.	400	10,400

Containers & Glass - 1.15%
Ball Corp.	1,300	47,385
Bemis Company, Inc.	1,800	48,636
Sealed Air Corp.	1,100	17,413
Sonoco Products Company	1,100	27,610
		141,044
Cosmetics & Toiletries - 0.29%
Estee Lauder Companies, Inc., Class A	700	19,530
Nu Skin Enterprises, Inc., Class A	1,500	16,140
		35,670
Crude Petroleum & Natural Gas - 3.91%
Cimarex Energy Company	4,200	119,154
Forest Oil Corp. *	500	8,725
Patterson-UTI Energy, Inc.	11,700	146,133
Plains Exploration & Production Company *	200	4,630

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
St. Mary Land & Exploration Company	1,100	$22,121
Swift Energy Company *	1,300	27,781
Unit Corp. *	3,000	86,040
VAALCO Energy, Inc. *	3,100	19,530
W&T Offshore, Inc.	1,500	21,000
Whiting Petroleum Corp. *	600	22,980
		478,094
Domestic Oil - 0.98%
Berry Petroleum Company, Class A	600	7,026
Comstock Resources, Inc. *	300	12,579
Encore Aquisition Company *	1,000	26,440
Holly Corp.	1,100	20,009
Oil States International, Inc. *	1,500	32,130
Stone Energy Corp. *	1,300	21,606
		119,790
Drugs & Health Care - 0.86%
Invacare Corp.	2,000	29,560
Landauer, Inc.	200	11,484
Molina Healthcare, Inc. *	1,500	35,535
Perrigo Company	600	20,646
Res-Care, Inc. *	600	7,830
		105,055
Educational Services - 0.56%
ITT Educational Services, Inc. *	500	45,040
Strayer Education, Inc.	100	23,961
		69,001
Electrical Equipment - 0.70%
A.O. Smith Corp.	300	9,822
Anixter International, Inc. *	200	5,480
FLIR Systems, Inc. *	1,100	34,122
Hubbell, Inc., Class B	200	5,980
W.H. Brady Company, Class A	300	6,195
Watsco, Inc.	400	15,736
Wesco International, Inc. *	600	8,874
		86,209
Electrical Utilities - 1.17%
Hawaiian Electric Industries, Inc.	2,800	76,356
MGE Energy, Inc.	300	10,620
Teco Energy, Inc.	2,600	33,800
UIL Holding Corp.	300	8,937
Wisconsin Energy Corp.	300	13,038
		142,751
Electronics - 0.58%
Arrow Electronics, Inc. *	1,800	24,840
Avnet, Inc. *	600	8,544
Harman International Industries, Inc.	800	12,040
Jabil Circuit, Inc.	3,000	19,740
Rogers Corp. *	200	5,640
		70,804
Energy - 0.71%
Energen Corp.	1,200	36,960
Headwaters, Inc. *	2,700	15,336

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
MDU Resources Group, Inc.	1,700	$34,561
		86,857
Financial Services - 2.47%
City Holding Company	900	31,878
Delphi Financial Group, Inc.	1,000	12,100
Encore Capital Group, Inc. *	800	6,688
Federal Agricultural Mortgage Corp., Class C	1,500	6,645
Financial Federal Corp.	400	7,688
Fulton Financial Corp.	5,500	61,160
GATX Corp.	800	22,520
Knight Capital Group, Inc. *	1,800	29,790
SEI Investments Company	2,400	37,104
Student Loan Corp.	300	11,361
Synovus Financial Corp.	5,700	47,424
UMB Financial Corp.	400	19,124
Waddell & Reed Financial, Inc., Class A	700	9,408
		302,890
Food & Beverages - 1.82%
Chiquita Brands International, Inc. *	1,100	12,265
Dean Foods Company *	2,600	37,856
Flowers Foods, Inc.	1,100	29,458
McCormick & Company, Inc.	1,100	32,747
Nash Finch Company	1,200	53,832
PepsiAmericas, Inc.	300	5,028
Seaboard Corp.	19	17,119
Tyson Foods, Inc., Class A	5,100	34,221
		222,526
Furniture & Fixtures - 0.76%
American Woodmark Corp.	100	1,643
Ethan Allen Interiors, Inc.	2,000	27,620
Furniture Brands International, Inc.	1,500	4,890
Leggett & Platt, Inc.	4,000	58,400
		92,553
Gas & Pipeline Utilities - 0.77%
Kinder Morgan Management LLC *	204	8,428
National Fuel Gas Company	600	19,518
ONEOK, Inc.	500	14,670
Piedmont Natural Gas, Inc.	400	13,440
The Laclede Group, Inc.	300	15,804
Vectren Corp.	800	22,528
		94,388
Healthcare Products - 1.22%
Hanger Orthopedic Group, Inc. *	600	9,630
IDEXX Laboratories, Inc. *	500	15,455
Merit Medical Systems, Inc. *	700	10,157
Owens & Minor, Inc.	1,700	70,601
Patterson Companies, Inc. *	1,900	35,758
STERIS Corp.	300	8,295
		149,896
Healthcare Services - 2.84%
AMERIGROUP Corp. *	1,500	36,840
Centene Corp. *	1,900	35,150
Covance, Inc. *	700	27,356

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Health Net, Inc. *	2,500	$22,525
IMS Health, Inc.	1,800	23,670
Kindred Healthcare, Inc. *	1,700	18,241
Lincare Holdings, Inc. *	1,500	35,895
Omnicare, Inc.	4,400	106,084
Pediatrix Medical Group, Inc. *	900	28,008
Weight Watchers International, Inc.	300	8,490
WellCare Health Plans, Inc. *	600	5,376
		347,635
Homebuilders - 0.70%
M.D.C. Holdings, Inc.	600	18,600
NVR, Inc. *	95	41,254
Toll Brothers, Inc. *	1,300	25,909
		85,763
Hotels & Restaurants - 0.49%
Brinker International, Inc.	2,300	15,272
CBRL Group, Inc.	1,200	23,196
CEC Entertainment, Inc. *	800	13,768
Papa John's International, Inc. *	400	7,088
Ruby Tuesday, Inc. *	100	115
		59,439
Household Appliances - 0.51%
Black & Decker Corp.	1,000	42,440
National Presto Industries, Inc.	300	19,683
		62,123
Household Products - 0.61%
Blyth, Inc.	3,800	31,502
Energizer Holdings, Inc. *	400	17,368
Tupperware Brands Corp.	900	17,703
WD-40 Company	300	8,580
		75,153
Industrial Machinery - 0.80%
Cognex Corp.	800	10,904
Crane Company	500	7,410
Gardner Denver, Inc. *	1,800	44,550
Lufkin Industries, Inc.	400	19,724
Tredegar Industries, Inc.	1,000	15,720
		98,308
Insurance - 19.34%
American Financial Group, Inc.	4,500	92,205
American National Insurance Company	100	7,382
American Physicians Capital, Inc.	900	34,515
Arch Capital Group, Ltd. *	2,100	142,359
Aspen Insurance Holdings, Ltd.	2,800	51,604
Axis Capital Holdings, Ltd.	3,600	91,116
Brown & Brown, Inc.	1,400	27,860
CNA Surety Corp. *	1,100	13,321
Donegal Group, Inc.	400	6,288
Endurance Specialty Holdings, Ltd.	1,900	51,148
Erie Indemnity Company, Class A	1,000	37,440
FBL Financial Group, Inc., Class A	600	6,822
First American Corp.	3,000	72,060
FPIC Insurance Group, Inc. *	200	9,268

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Hanover Insurance Group, Inc.	900	$36,288
Harleysville Group, Inc.	1,200	45,216
HCC Insurance Holdings, Inc.	6,000	139,860
Horace Mann Educators Corp.	2,600	22,152
Infinity Property & Casualty Corp.	300	13,767
IPC Holdings, Ltd.	700	19,600
Kansas City Life Insurance Company	200	9,158
Markel Corp. *	100	30,800
Max Re Capital, Ltd.	900	10,404
Mercury General Corp.	1,600	72,784
Montpelier Re Holdings, Ltd.	1,400	19,278
National Western Life Insurance Company,
Class A	200	32,198
Nationwide Financial Services, Inc., Class A	1,300	66,040
Navigators Group, Inc. *	600	32,580
Odyssey Re Holdings Corp.	200	8,998
Old Republic International Corp.	6,100	62,586
PartnerRe, Ltd.	1,100	76,956
Philadelphia Consolidated Holding Corp. *	3,500	215,075
Platinum Underwriters Holdings, Ltd.	1,000	30,730
PMI Group, Inc.	100	167
Presidential Life Corp.	500	5,380
ProAssurance Corp. *	200	10,918
Protective Life Corp.	2,500	23,300
Reinsurance Group of America, Inc.	1,800	73,080
RenaissanceRe Holdings, Ltd.	800	37,704
RLI Corp.	1,300	75,816
Safety Insurance Group, Inc.	1,600	56,128
Selective Insurance Group, Inc.	2,800	64,288
Stancorp Financial Group, Inc.	2,100	69,951
State Auto Financial Corp.	800	17,184
Stewart Information Services Corp.	800	9,360
Transatlantic Holdings, Inc.	2,600	103,064
United Fire & Casualty Company	300	6,417
Unitrin, Inc.	1,200	22,968
W.R. Berkley Corp.	4,600	130,778
Zenith National Insurance Corp.	2,200	72,578
		2,366,939
International Oil - 0.01%
Callon Petroleum Company *	600	1,470

Internet Incubators - 0.07%
ModusLink Global Solutions, Inc. *	1,900	8,436

Internet Retail - 0.25%
IAC/InterActiveCorp *	700	10,353
PetMed Express, Inc. *	1,100	19,723
		30,076
Internet Software - 0.06%
RealNetworks, Inc. *	2,000	7,600

Leisure Time - 0.16%
Polaris Industries, Inc.	700	19,110

Life Sciences - 0.27%
Waters Corp. *	800	32,984

Manufacturing - 1.30%
Carlisle Companies, Inc.	300	6,369

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Ceradyne, Inc. *	1,600	$42,016
Mettler-Toledo International, Inc. *	200	16,450
Pentair, Inc.	400	9,944
Snap-on, Inc.	700	25,235
SPX Corp.	570	21,272
Stanley Works	1,200	38,148
		159,434
Medical-Hospitals - 0.99%
LifePoint Hospitals, Inc. *	3,100	62,186
RehabCare Group, Inc. *	100	1,455
Tenet Healthcare Corp. *	4,000	4,840
Universal Health Services, Inc., Class B	1,100	40,865
VCA Antech, Inc. *	600	11,430
		120,776
Metal & Metal Products - 1.19%
Commercial Metals Company	2,200	26,356
Lawson Products, Inc.	300	6,849
Mueller Industries, Inc.	1,500	34,950
Reliance Steel & Aluminum Company	3,400	70,108
Timken Company	500	7,255
		145,518
Mining - 0.23%
Compass Minerals International, Inc.	500	27,995

Mobile Homes - 0.24%
Thor Industries, Inc.	1,900	29,716

Office Furnishings & Supplies - 0.40%
HNI Corp.	1,200	16,020
Office Depot, Inc. *	300	591
United Stationers, Inc. *	1,000	31,810
		48,421
Petroleum Services - 1.27%
Grey Wolf, Inc. *	3,000	16,440
Helmerich & Payne, Inc.	1,700	43,112
Hornbeck Offshore Services, Inc. *	200	3,376
Petroleum Development Corp. *	200	3,840
Pioneer Drilling Company *	2,400	17,616
Tidewater, Inc.	700	27,636
World Fuel Services Corp.	1,200	43,560
		155,580
Pharmaceuticals - 2.42%
Endo Pharmaceutical Holdings, Inc. *	3,800	83,562
King Pharmaceuticals, Inc. *	18,100	173,941
Mylan, Inc. * (a)	2,500	23,525
Valeant Pharmaceuticals International *	800	15,584
		296,612
Publishing - 0.51%
Gannett Company, Inc. (a)	3,600	31,356
Meredith Corp.	800	12,912
The New York Times Company, Class A (a)	2,400	18,096
		62,364
Real Estate - 2.00%
Annaly Capital Management, Inc., REIT	6,700	96,279

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Anthracite Capital, Inc., REIT	200	$604
Anworth Mortgage Asset Corp., REIT	1,400	8,862
Entertainment Properties Trust, REIT	200	4,906
Health Care, Inc., REIT	700	26,600
Home Properties, Inc., REIT	400	15,600
Inland Real Estate Corp., REIT	1,300	14,521
Liberty Property Trust, REIT	1,000	19,120
LTC Properties, Inc., REIT	1,200	23,376
Mack-California Realty Corp., REIT	300	5,691
MFA Mortgage Investments, Inc., REIT	200	1,238
Nationwide Health Properties, Inc., REIT	200	4,526
PS Business Parks, Inc., REIT	200	9,532
UDR, Inc., REIT	900	13,617
		244,472
Retail Grocery - 0.68%
Ingles Markets, Inc.	1,900	25,631
Ruddick Corp.	1,000	27,360
SUPERVALU, Inc.	900	10,719
United Natural Foods, Inc. *	500	9,005
Winn-Dixie Stores, Inc. *	700	10,465
		83,180
Retail Trade - 7.19%
Aaron Rents, Inc., Class B	900	23,787
Advance Auto Parts, Inc.	3,000	91,080
Aeropostale, Inc. *	900	13,608
American Eagle Outfitters, Inc.	5,100	48,960
AnnTaylor Stores Corp. *	500	2,245
BJ's Wholesale Club, Inc. *	2,900	103,762
Casey's General Stores, Inc.	300	8,895
Dollar Tree, Inc. *	1,800	76,248
Family Dollar Stores, Inc.	4,000	111,120
Foot Locker, Inc.	4,800	32,304
Fred's, Inc., Class A	900	10,350
MSC Industrial Direct Company, Inc., Class A	500	17,305
NBTY, Inc. *	3,000	43,710
Pantry, Inc. *	1,500	29,010
RadioShack Corp.	3,800	37,430
Regis Corp.	2,500	27,475
Rent-A-Center, Inc. *	4,900	80,409
Ross Stores, Inc.	1,700	45,050
Sonic Automotive, Inc.	3,800	12,236
The Dress Barn, Inc. *	600	4,698
The Men's Wearhouse, Inc.	1,500	15,960
Tractor Supply Company *	500	19,190
Urban Outfitters, Inc. *	800	14,536
Williams-Sonoma, Inc.	1,100	7,711
Zale Corp. *	500	2,965
		880,044
Sanitary Services - 0.09%
Insituform Technologies, Inc., Class A *	700	11,347

Semiconductors - 0.87%
Actel Corp. *	700	6,482
Cabot Microelectronics Corp. *	100	2,477
MKS Instruments, Inc. *	900	12,879
QLogic Corp. *	6,700	71,154

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Silicon Image, Inc. *	3,600	$13,608
		106,600
Software - 0.47%
ManTech International Corp. *	200	10,884
Sybase, Inc. *	1,900	46,816
		57,700
Steel - 0.39%
Olympic Steel, Inc.	100	1,750
Schnitzer Steel Industries, Inc.	1,200	32,400
Worthington Industries, Inc.	1,000	13,280
		47,430
Telecommunications Equipment &
Services - 0.33%
ADTRAN, Inc.	600	8,520
J2 Global Communications, Inc. *	1,300	25,376
Plantronics, Inc.	500	6,355
		40,251
Telephone - 0.37%
CenturyTel, Inc.	1,700	45,152

Toys, Amusements & Sporting Goods - 0.45%
Hasbro, Inc.	1,400	37,520
Jakks Pacific, Inc. *	500	8,950
Marvel Entertainment, Inc. *	300	8,835
		55,305
Transportation - 0.39%
Con-way, Inc.	600	16,782
Overseas Shipholding Group, Inc.	600	22,236
Pacer International, Inc.	900	8,721
		47,739
Trucking & Freight - 0.94%
Arkansas Best Corp.	800	21,240
Hub Group, Inc., Class A *	500	13,350
Ryder Systems, Inc.	1,600	57,456
Werner Enterprises, Inc.	1,300	22,594
		114,640
TOTAL COMMON STOCKS (Cost $17,040,151)		$11,818,973

SHORT TERM INVESTMENTS - 3.05%
John Hancock Cash
Investment Trust, 1.6231% (c)(f)	$373,730	$373,730
TOTAL SHORT TERM INVESTMENTS
(Cost $373,730)		$373,730

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)

Key to Security Abbreviations and Legend
REIT - Real Estate Investment Trust
	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.27%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$400,002 on 12/1/2008,
collateralized by $415,000 Federal
National Mortgage Association,
5.50% due 07/14/2028 (valued at
$410,850, including interest)	$400,000	$400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $400,000)		$400,000
Total Investments (Value Opportunities Fund)
(Cost $17,813,881) - 102.87%		$12,592,703
Liabilities in Excess of Other Assets - (2.87)%		(351,629)
TOTAL NET ASSETS - 100.00%		$12,241,074

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
6

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$12,192,703	($11,858)
Level 2 – Other Significant Observable Inputs	400,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$12,592,703	($11,858)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Tax Cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $17,829,163. Net unrealized depreciation aggregated $5,236,460, of which $347,901 related to appreciated investment securities and $5,584,361 related to depreciated investment securities.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on November 30, 2008:

OPEN	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	DEPRECIATION
Russell 2000 Mini
Index Futures	2	Long	Dec 2008	$94,540	$5,674
S&P Mid 400 E-Mini
Index Futures	4	Long	Dec 2008	$205,600	$6,184
					$11,858

Risks and uncertainties

Concentration Risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q3 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

U.S. Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.46%

Aerospace - 1.30%
General Dynamics Corp.	2,400	$124,008
Lockheed Martin Corp.	90	6,940
Raytheon Company	400	19,520
Rockwell Collins, Inc.	200	6,816
United Technologies Corp.	700	33,971
		191,255
Agriculture - 0.91%
Archer-Daniels-Midland Company	1,200	32,856
Monsanto Company	1,270	100,584
		133,440
Aluminum - 0.09%
Alcoa, Inc.	1,200	12,912

Apparel & Textiles - 0.29%
Coach, Inc. *	2,100	37,590
NIKE, Inc., Class B	100	5,325
		42,915
Auto Parts - 0.17%
AutoZone, Inc. *	200	21,844
Johnson Controls, Inc.	200	3,532
		25,376
Auto Services - 0.10%
AutoNation, Inc. *	800	6,832
Copart, Inc. *	300	8,001
		14,833
Automobiles - 0.08%
PACCAR, Inc.	400	11,148

Banking - 1.30%
Bank of America Corp.	4,400	71,500
BB&T Corp.	1,200	35,964
Comerica, Inc.	200	4,510
Hudson City Bancorp, Inc.	2,000	33,420
U.S. Bancorp	1,700	45,866
		191,260
Biotechnology - 1.87%
Amgen, Inc. *	3,700	205,498
Biogen Idec, Inc. *	700	29,617
Genentech, Inc. *	200	15,320
Genzyme Corp. *	200	12,804
Illumina, Inc. *	200	4,402
Life Technologies Corp. *	300	7,830
		275,471
Broadcasting - 0.18%
CBS Corp., Class B	2,900	19,314
News Corp., Class A	900	7,110
		26,424
Building Materials & Construction - 0.01%
Masco Corp.	200	1,916

Business Services - 0.68%
Affiliated Computer Services, Inc., Class A *	600	24,270
Fiserv, Inc. *	600	20,484
Fluor Corp.	400	18,216

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
H & R Block, Inc.	500	$9,565
Jacobs Engineering Group, Inc. *	300	13,431
Moody's Corp.	400	8,684
Total Systems Services, Inc.	400	5,708
		100,358
Cable & Television - 0.29%
Comcast Corp., Class A	1,600	27,744
DIRECTV Group, Inc. *	400	8,804
DISH Network Corp. *	600	6,648
		43,196
Chemicals - 0.31%
Air Products & Chemicals, Inc.	100	4,776
Dow Chemical Company	400	7,420
FMC Corp.	100	4,370
Praxair, Inc.	200	11,810
Sigma-Aldrich Corp.	400	17,244
		45,620
Computer Services - 0.06%
NetApp, Inc. *	700	9,450

Co mputers & Business Equipment - 2.88%
Apple, Inc. *	430	39,848
Cisco Systems, Inc. *	14,500	239,830
Dell, Inc. *	2,400	26,808
Hewlett-Packard Company	500	17,640
International Business Machines Corp.	1,100	89,760
Western Digital Corp. *	800	9,760
		423,646
Construction & Mining Equipment - 0.02%
Joy Global, Inc.	100	2,329

Containers & Glass - 0.03%
Owens-Illinois, Inc. *	200	4,044

Cosmetics & Toiletries - 4.18%
Avon Products, Inc.	400	8,440
Colgate-Palmolive Company	1,900	123,633
Estee Lauder Companies, Inc., Class A	500	13,950
Kimberly-Clark Corp.	1,000	57,790
Procter & Gamble Company	6,400	411,840
		615,653
Crude Petroleum & Natural Gas - 4.45%
Apache Corp.	1,190	91,987
Cabot Oil & Gas Corp.	400	11,988
Chesapeake Energy Corp.	1,700	29,206
Cimarex Energy Company	200	5,674
Devon Energy Corp.	1,100	79,574
EOG Resources, Inc.	780	66,316
Hess Corp.	830	44,853
Newfield Exploration Company *	300	6,774
Noble Energy, Inc.	400	20,912
Occidental Petroleum Corp.	3,800	205,732
Patterson-UTI Energy, Inc.	400	4,996
Pioneer Natural Resources Company	200	4,016
Plains Exploration & Production Company *	200	4,630
Southwestern Energy Company *	1,300	44,681

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Sunoco, Inc.	200	$7,948
Whiting Petroleum Corp. *	100	3,830
XTO Energy, Inc.	600	22,944
		656,061
Domestic Oil - 0.08%
Denbury Resources, Inc. *	400	3,812
Range Resources Corp.	200	8,294
		12,106
Drugs & Health Care - 1.24%
Perrigo Company	300	10,323
Wyeth	4,800	172,848
		183,171
Educational Services - 0.11%
Apollo Group, Inc., Class A *	100	7,684
ITT Educational Services, Inc. *	100	9,008
		16,692
Electrical Equipment - 0.21%
Emerson Electric Company	600	21,534
FLIR Systems, Inc. *	300	9,306
		30,840
Electrical Utilities - 0.27%
Exelon Corp.	100	5,621
FirstEnergy Corp.	400	23,432
The Southern Company	300	10,896
		39,949
Electronics - 0.18%
L-3 Communications Holdings, Inc.	400	26,868

Financial Services - 1.61%
BlackRock, Inc.	200	25,142
Capital One Financial Corp.	300	10,323
Charles Schwab Corp.	500	9,165
Citigroup, Inc.	5,200	43,108
Federal Home Loan Mortgage Corp.	900	1,062
Goldman Sachs Group, Inc.	110	8,689
JPMorgan Chase & Company	300	9,498
Leucadia National Corp.	400	7,820
MasterCard, Inc., Class A	310	45,043
Morgan Stanley	300	4,425
State Street Corp.	200	8,422
Wells Fargo & Company	1,100	31,779
Western Union Company	2,500	33,175
		237,651
Food & Beverages - 5.94%
Campbell Soup Company	300	9,615
General Mills, Inc.	900	56,853
H.J. Heinz Company	400	15,536
Kellogg Company	200	8,686
PepsiCo, Inc.	6,400	362,880
The Coca-Cola Company	9,000	421,830
		875,400

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 0.17%
Spectra Energy Corp.	500	$8,130
Transocean, Inc. *	249	16,653
		24,783
Gold - 0.50%
Barrick Gold Corp.	2,500	73,650

Healthcare Products - 6.39%
Baxter International, Inc.	200	10,580
Becton, Dickinson & Company	200	12,706
C.R. Bard, Inc.	200	16,406
Covidien, Ltd.	200	7,370
Intuitive Surgical, Inc. *	60	7,952
Johnson & Johnson	11,300	661,954
Medtronic, Inc.	1,900	57,988
Patterson Companies, Inc. *	200	3,764
Stryker Corp.	500	19,460
Varian Medical Systems, Inc. *	400	16,144
Zimmer Holdings, Inc. *	3,400	126,888
		941,212
Healthcare Services - 5.03%
Cardinal Health, Inc.	1,100	35,772
Covance, Inc. *	100	3,908
Coventry Health Care, Inc. *	1,600	19,952
Express Scripts, Inc. *	1,200	69,012
McKesson Corp.	2,500	87,350
Medco Health Solutions, Inc. *	100	4,200
Quest Diagnostics, Inc.	100	4,657
UnitedHealth Group, Inc.	18,666	392,173
WellPoint, Inc. *	3,500	124,600
		741,624
Hotels & Restaurants - 0.28%
McDonald's Corp.	700	41,125

Household Products - 0.03%
Energizer Holdings, Inc. *	100	4,342

Industrial Machinery - 0.41%
Cameron International Corp. *	300	6,330
Deere & Company	900	31,329
Flowserve Corp.	100	5,033
FMC Technologies, Inc. *	200	5,494
Parker-Hannifin Corp.	300	12,324
		60,510
Industrials - 0.08%
Fastenal Company	300	11,553

Insurance - 3.04%
AFLAC, Inc.	900	41,670
Allstate Corp.	2,600	66,144
Assurant, Inc.	200	4,354
Chubb Corp.	2,500	128,400
First American Corp.	200	4,804
Hartford Financial Services Group, Inc.	400	3,380
Marsh & McLennan Companies, Inc.	900	22,950
MetLife, Inc.	200	5,752
Progressive Corp.	1,800	27,036
The Travelers Companies, Inc.	2,600	113,490

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Torchmark Corp.	300	$10,845
Transatlantic Holdings, Inc.	200	7,928
W.R. Berkley Corp.	400	11,372
		448,125
International Oil - 13.25%
Anadarko Petroleum Corp.	1,100	45,155
Chevron Corp.	8,400	663,684
ConocoPhillips	5,200	273,104
Exxon Mobil Corp.	11,400	913,710
Murphy Oil Corp.	500	22,025
Nabors Industries, Ltd. *	1,100	15,950
Noble Corp.	200	5,358
Weatherford International, Ltd. *	1,000	12,770
		1,951,756
Internet Content - 0.78%
Google, Inc., Class A *	390	114,254

Internet Retail - 0.42%
eBay, Inc. *	4,100	53,833
Liberty Media Holding Corp.-Interactive A *	3,300	8,679
		62,512
Internet Software - 0.09%
Salesforce.com, Inc. *	200	5,724
Symantec Corp. *	600	7,218
		12,942
Manufacturing - 0.97%
3M Company	1,000	66,930
Danaher Corp.	700	38,948
SPX Corp.	100	3,732
Tyco International, Ltd.	1,600	33,440
		143,050
Office Furnishings & Supplies - 0.03%
Office Depot, Inc. *	2,300	4,531

Paper - 0.12%
Domtar Corp. *	12,577	17,608

Petroleum Services - 0.59%
Baker Hughes, Inc.	200	6,966
BJ Services Company	800	9,592
Diamond Offshore Drilling, Inc.	90	6,642
ENSCO International, Inc.	200	6,482
Halliburton Company	1,300	22,880
Helmerich & Payne, Inc.	200	5,072
Valero Energy Corp.	1,600	29,360
		86,994
Pharmaceuticals - 8.76%
Abbott Laboratories	2,100	110,019
AmerisourceBergen Corp.	900	28,215
Celgene Corp. *	200	10,420
Eli Lilly & Company	3,900	133,185
Forest Laboratories, Inc. *	3,700	89,466
Gilead Sciences, Inc. *	4,600	206,034
Merck & Company, Inc.	3,500	93,520
PDL BioPharma, Inc. *	3,600	34,488

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Pfizer, Inc.	35,600	$584,908
		1,290,255
Publishing - 0.07%
Gannett Company, Inc. (a)	1,200	10,452

Railroads & Equipment - 1.30%
Burlington Northern Santa Fe Corp.	940	72,013
CSX Corp.	1,200	44,688
Norfolk Southern Corp.	700	34,629
Union Pacific Corp.	800	40,032
		191,362
Retail Grocery - 0.10%
SUPERVALU, Inc.	300	3,573
The Kroger Company	400	11,064
		14,637
Retail Trade - 9.59%
Abercrombie & Fitch Company, Class A	400	7,732
Advance Auto Parts, Inc.	200	6,072
American Eagle Outfitters, Inc.	250	2,400
Bed Bath & Beyond, Inc. *	1,200	24,348
Best Buy Company, Inc.	500	10,355
Costco Wholesale Corp.	600	30,882
Dollar Tree, Inc. *	300	12,708
Family Dollar Stores, Inc.	200	5,556
GameStop Corp., Class A *	200	4,370
Home Depot, Inc.	11,100	256,521
Kohl's Corp. *	700	22,862
Lowe's Companies, Inc.	5,200	107,432
Ross Stores, Inc.	300	7,950
Staples, Inc.	2,400	41,664
Target Corp.	1,300	43,888
The Gap, Inc.	700	9,114
The TJX Companies, Inc.	1,000	22,820
Urban Outfitters, Inc. *	800	14,536
Walgreen Company	6,500	160,810
Wal-Mart Stores, Inc.	11,100	620,268
		1,412,288
Sanitary Services - 0.08%
Stericycle, Inc. *	200	11,460

Semiconductors - 0.07%
Xilinx, Inc.	600	9,816

Software - 5.83%
BMC Software, Inc. *	300	7,488
Citrix Systems, Inc. *	400	10,664
Microsoft Corp.	28,200	570,204
Oracle Corp. *	15,600	251,004
VeriFone Holdings, Inc. *	4,900	20,139
		859,499
Steel - 0.32%
Nucor Corp.	1,300	46,384

Telecommunications Equipment &
Services - 2.89%
QUALCOMM, Inc.	12,700	426,339

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

Telephone - 0.82%
AT&T, Inc.	2,175	$62,118
Verizon Communications, Inc.	1,800	58,770
		120,888
Tobacco - 1.88%
Altria Group, Inc.	7,100	114,168
Philip Morris International, Inc.	3,200	134,912
UST, Inc.	400	27,500
		276,580
Toys, Amusements & Sporting Goods - 0.07%
Hasbro, Inc.	400	10,720

Transportation - 0.38%
C.H. Robinson Worldwide, Inc.	1,100	56,188

Trucking & Freight - 0.28%
Ryder Systems, Inc.	200	7,182
United Parcel Service, Inc., Class B	600	34,560
		41,742
TOTAL COMMON STOCKS (Cost $18,343,231)		$13,769,165
SHORT TERM INVESTMENTS - 0.06%
John Hancock Cash
Investment Trust, 1.6231% (c)(f)	$8,500	$8,500
TOTAL SHORT TERM INVESTMENTS
(Cost $8,500)		$8,500
REPURCHASE AGREEMENTS - 5.82%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$857,004 on 12/1/2008,
collateralized by $885,000 Federal
National Mortgage Association,
5.50% due 07/14/2028 (valued at
$876,150, including interest)	$857,000	$857,000
TOTAL REPURCHASE AGREEMENTS
(Cost $857,000)		$857,000
Total Investments (U.S. Core Fund)
(Cost $19,208,731) - 99.34%		$14,634,665
Other Assets in Excess of Liabilities - 0.66%		97,145
TOTAL NET ASSETS - 100.00%		$14,731,810

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
4

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$13,777,665	($62,087)
Level 2 – Other Significant Observable Inputs	857,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$14,634,665	($62,087)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal income tax cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $19,278,187. Net unrealized depreciation aggregated $4,643,522, of which $212,593 related to appreciated investment securities and $4,856,115 related to depreciated investment securities.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following open futures contracts at November 30, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION
S&P 500 Index	16	Long	Dec 2008	($62,087)

Risks and uncertainties

Concentration Risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q3 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Core Fund

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.42%

Australia - 2.17%
Australia and New Zealand
Banking Group, Ltd.	177,282	$1,736,560
Bluescope Steel, Ltd.	231,483	610,332
CSL, Ltd.	34,319	787,124
Foster's Group, Ltd.	303,537	1,097,078
Incitec Pivot, Ltd.	147,989	259,593
Macquarie Infrastructure Group	565,329	654,056
Mirvac Group, Ltd.	750,001	685,947
Origin Energy, Ltd.	121,786	1,283,744
Stockland Company, Ltd.	657,314	1,932,993
Suncorp-Metway, Ltd.	199,309	1,036,767
TABCORP Holdings, Ltd.	200,677	928,526
Telstra Corp., Ltd.	480,934	1,286,102
Woodside Petroleum, Ltd.	131,012	3,116,492
Woolworths, Ltd.	42,027	743,220
		16,158,534
Austria - 0.06%
OMV AG	18,806	476,680

Belgium - 0.67%
Belgacom SA	32,201	1,167,241
Colruyt SA	6,615	1,428,247
Dexia SA (a)	175,027	766,406
Fortis Group SA	276,099	262,469
KBC Bancassurance Holding NV	10,587	322,034
Mobistar SA *	5,306	364,005
Solvay SA	9,791	701,243
		5,011,645
Canada - 3.06%
Agrium, Inc.	34,000	1,069,182
Bank of Montreal	98,000	3,002,742
Bank of Nova Scotia Halifax	52,900	1,578,213
BCE, Inc.	22,088	444,360
Canadian Imperial Bank of Commerce	13,300	534,917
Canadian National Railway Company	29,700	1,079,325
Canadian Natural Resources, Ltd.	35,437	1,485,828
Canadian Pacific Railway, Ltd.	30,900	1,014,054
IGM Financial, Inc.	31,500	838,171
Magna International, Inc.	27,100	781,184
National Bank of Canada	73,165	2,433,524
Penn West Energy Trust	32,500	507,862
Petro-Canada	59,900	1,629,114
Potash Corp. of Saskatchewan, Inc.	53,100	3,433,817
Royal Bank of Canada	40,300	1,403,124
Sun Life Financial, Inc.	68,800	1,533,882
		22,769,299
Denmark - 0.71%
Novo Nordisk AS	67,101	3,445,329
Vestas Wind Systems AS *	40,550	1,838,263
		5,283,592
Finland - 1.29%
Fortum Corp. Oyj	54,117	1,087,616
Kone Corp. Oyj	14,671	291,253
Neste Oil Oyj (a)	71,913	1,013,559
Nokia AB Oyj	225,141	3,189,927

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Nokian Renkaat Oyj	13,114	$154,021
Outokumpu Oyj	56,829	573,590
Rautaruukki Oyj *	24,529	375,075
Sampo Oyj, A Shares	141,430	2,632,539
TietoEnator Oyj	28,582	298,587
		9,616,167
France - 11.31%
Air France KLM	35,593	464,380
Air Liquide	26,094	2,225,432
Alstom	24,730	1,325,355
BNP Paribas SA	112,088	6,211,382
Cap Gemini SA	25,507	822,521
Carrefour SA	14,978	567,559
Casino Guich-Perrachon SA	30,081	1,841,862
Compagnie de Saint-Gobain SA	16,707	671,979
Dassault Systemes SA (a)	18,782	729,443
Eramet	1,295	241,946
Essilor International SA	35,630	1,430,034
France Telecom SA	139,024	3,576,418
GDF Suez	168,633	6,766,968
Gemalto NV *	29,825	705,329
Hermes International SA (a)	26,202	3,310,908
L'Oreal SA	18,943	1,535,192
Pernod-Ricard SA	6,593	388,808
PSA Peugeot Citroen SA	32,701	594,918
Renault Regie Nationale SA	32,702	723,369
Sanofi-Aventis SA	349,359	19,313,353
Societe Generale	70,957	3,041,867
STMicroelectronics NV (a)	121,509	801,738
Technip SA	16,621	508,730
Total SA	446,836	23,475,736
UbiSoft Entertainment SA *	30,396	702,787
Unibail-Rodamco, REIT	7,583	1,018,994
Vallourec SA	11,707	1,249,820
		84,246,828
Germany - 5.34%
Adidas-Salomon AG	48,384	1,503,601
Aixtron AG	66,535	310,235
Allianz SE	7,174	594,361
Altana AG	49,898	827,310
BASF SE	31,705	1,011,058
Bayerische Motoren Werke (BMW) AG	56,824	1,420,434
Beiersdorf AG	16,967	937,711
Bilfinger Berger AG	13,798	563,426
Demag Cranes AG	24,542	515,103
Deutsche Boerse AG	14,906	1,064,698
Deutsche Post AG	80,438	1,153,798
Deutsche Telekom AG	152,201	2,105,813
E.ON AG	107,448	3,758,193
Fresenius Medical Care AG	33,457	1,457,143
Fresenius SE	7,239	401,088
Gildemeister AG	38,107	287,585
Hannover Rueckversicherung AG	37,203	852,213
Heidelberger Druckmaschinen AG (a)	37,033	209,374
Henkel AG & Company KGaA	17,909	505,125

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
K&S AG	66,290	$2,969,647
Kloeckner & Company SE	32,668	400,935
Linde AG	17,920	1,307,529
Metro AG	16,169	495,079
Muenchener Rueckversicherungs-
Gesellschaft AG	6,302	856,395
Norddeutsche Affinerie AG	52,300	1,798,059
Puma AG	4,742	807,371
Q-Cells AG * (a)	22,582	753,124
RWE AG	17,141	1,439,066
Salzgitter AG	27,016	1,865,156
SAP AG	161,490	5,506,842
SGL Carbon AG *	39,720	1,031,489
Suedzucker AG	44,221	557,895
Thyssen Krupp AG	27,622	560,096
		39,826,952
Greece - 0.36%
Alpha Bank A.E.	23,975	245,127
Coca-Cola Hellenic Bottling Company SA	29,107	451,151
Marfin Financial Group SA Holdings *	123,206	460,340
OPAP SA	60,324	1,494,014
		2,650,632
Hong Kong - 2.63%
CLP Holdings, Ltd.	1,061,199	7,554,534
Esprit Holdings, Ltd.	199,100	944,268
Hang Seng Bank, Ltd.	166,900	2,142,134
Hong Kong & China Gas Company, Ltd.	841,300	1,507,658
Hong Kong Electric Holdings, Ltd.	863,854	4,871,184
Hutchison Whampoa, Ltd.	93,000	470,119
Noble Group, Ltd.	551,633	365,472
Sun Hung Kai Properties, Ltd.	144,000	1,149,333
Yue Yuen Industrial Holdings, Ltd.	319,218	581,568
		19,586,270
Ireland - 0.41%
CRH PLC	110,125	2,410,966
Kerry Group PLC	30,477	635,964
		3,046,930
Italy - 3.36%
Banco Popolare Societa Cooperativa	46,371	425,360
Enel SpA	127,598	798,073
Eni SpA	724,715	16,449,245
Italcementi SpA, RNC	33,795	198,417
Luxottica Group SpA	41,260	767,258
Mediaset SpA	244,572	1,324,205
Prysmian SpA	23,523	261,883
Snam Rete Gas SpA	234,558	1,228,102
Telecom Italia SpA - RSP	1,130,918	969,027
Telecom Italia SpA	861,334	1,173,128
Terna SpA	300,907	893,756
UniCredito Italiano SpA	251,930	576,019
		25,064,473
Japan - 27.16%
Acom Company, Ltd.	470	18,621
Aisin Seiki Company	28,400	376,934

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Alps Electric Company, Ltd.	64,146	$285,549
Asahi Breweries, Ltd.	106,100	1,856,798
Asahi Kasei Corp.	224,000	951,009
Astellas Pharmaceuticals, Inc.	93,500	3,826,828
Bridgestone Corp.	43,200	726,399
Canon, Inc.	112,100	3,382,701
Capcom Company, Ltd.	31,200	633,530
Chubu Electric Power Company, Inc.	20,900	575,902
Circle K Sunkus Company, Ltd.	13,400	252,200
Cosmo Oil Company, Ltd.	373,000	925,450
Culture Convenience Club Company, Ltd.	33,800	299,484
CyberAgent, Inc.	896	552,809
Dai Nippon Printing Company, Ltd.	49,000	517,670
Daiei, Inc. *	98,000	447,924
Daiichi Sankyo Company, Ltd.	143,153	2,935,124
Dena Company, Ltd.	217	536,794
Denso Corp.	38,000	631,132
Eisai Company, Ltd.	61,080	2,076,130
Electric Power Development Company, Ltd.	12,300	429,223
FamilyMart Company, Ltd.	41,000	1,671,679
Fanuc, Ltd.	37,900	2,340,307
Fast Retailing Company, Ltd.	44,900	5,147,001
Fuji Heavy Industries, Ltd.	366,116	1,107,794
Fujikura, Ltd.	122,000	362,246
Fujitsu, Ltd.	126,000	546,790
Furukawa Electric Company, Ltd.	125,000	481,876
GS Yuasa Corp.	347,000	1,345,247
Hanwa Company, Ltd.	213,000	607,052
Haseko Corp.	969,000	825,121
Hirose Electric Company, Ltd.	12,000	1,088,987
Hitachi, Ltd.	496,000	2,305,480
Hokkaido Electric Power Company, Inc.	77,699	1,818,907
Honda Motor Company, Ltd.	540,812	12,109,667
Hoya Corp.	107,600	1,548,020
Inpex Holdings, Inc.	288	1,845,277
Japan Real Estate Investment Corp., REIT	43	381,285
JFE Holdings, Inc.	79,500	1,934,871
JGC Corp.	73,000	848,034
Kakaku.com, Inc.	81	283,973
Kao Corp.	219,050	6,275,721
Kawasaki Kisen Kaisha, Ltd.	310,000	1,248,876
Kenedix, Inc.	1,013	213,072
Keyence Corp.	13,300	2,210,510
Kirin Brewery Company, Ltd.	71,000	864,769
Konami Corp.	45,523	1,028,069
Kyocera Corp.	10,200	637,579
Kyushu Electric Power Company, Inc.	52,680	1,247,952
Lawson, Inc.	28,600	1,431,579
LeoPalace21 Corp.	27,900	263,019
Marubeni Corp.	220,824	774,853
Matsui Securities Company, Ltd.	120,700	808,835
Matsushita Electric Industrial Company, Ltd.	272,000	3,302,864
Mazda Motor Corp.	547,000	945,159
Mitsubishi Chemical Holdings Corp., ADR	92,000	385,137
Mitsubishi Corp.	192,395	2,393,283
Mitsubishi Heavy Industries, Ltd.	428,000	1,744,728

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsui Mining & Smelting Company, Ltd.	533,000	$1,029,667
Mitsui O.S.K. Lines, Ltd.	133,000	708,179
Murata Manufacturing Company, Ltd.	39,200	1,353,211
NEC Corp.	122,000	342,986
NICHIREI Corp.	55,000	230,042
Nidec Corp.	8,200	410,109
Nikon Corp.	59,000	667,623
Nintendo Company, Ltd.	10,900	3,388,675
Nippon Denko Company, Ltd.	125,000	545,534
Nippon Electric Glass Company, Ltd.	55,000	314,799
Nippon Meat Packers, Inc.	90,000	1,128,793
Nippon Mining Holdings, Inc.	564,000	1,668,083
Nippon Oil Corp.	711,000	2,678,082
Nippon Paper Group, Inc.	150	500,353
Nippon Telegraph & Telephone Corp.	1,594	7,019,419
Nippon Yakin Kogyo Company, Ltd.	123,000	283,063
Nippon Yusen Kabushiki Kaisha	440,000	2,394,157
Nissan Motor Company, Ltd.	1,105,200	3,724,141
Nissha Printing Company, Ltd.	18,500	861,897
Nisshin Seifun Group, Inc.	78,500	881,678
Nisshinbo Industries, Inc.	76,000	525,190
Nitto Denko Corp.	34,000	570,354
Nomura Research Institute, Ltd.	36,100	679,968
NTT DoCoMo, Inc.	5,076	8,490,774
Odakyu Electric Railway Company, Ltd.	45,000	343,679
Oji Paper Company, Ltd.	186,000	899,224
Ono Pharmaceutical Company, Ltd.	21,300	940,160
Oriental Land Company, Ltd.	5,700	428,740
ORIX Corp.	14,070	876,786
Osaka Gas Company, Ltd.	1,435,120	5,464,056
Pacific Metals Company, Ltd.	155,000	678,789
Point, Inc. *	4,370	212,948
Rakuten, Inc.	1,600	877,101
Rengo Company, Ltd.	47,000	290,469
Ricoh Company, Ltd.	124,000	1,294,884
Rohm Company, Ltd.	21,400	1,021,129
Ryohin Keikaku Company, Ltd.	17,100	713,864
SANKYO Company, Ltd.	38,600	2,113,945
SBI Holdings, Inc.	5,624	879,681
Secom Company, Ltd.	8,500	395,633
SEGA SAMMY HOLDINGS, Inc.	228,700	2,209,115
Seiko Epson Corp.	36,800	529,131
Seven & I Holdings Company, Ltd.	365,400	10,333,716
Shin-Etsu Chemical Company, Ltd.	113,700	4,350,157
Shionogi & Company, Ltd.	37,000	808,284
Shiseido Company, Ltd.	62,000	1,154,723
Showa Shell Sekiyu K.K.	139,200	1,155,961
Sojitz Holdings Corp.	960,300	1,468,408
Sumco Corp.	109,400	1,061,228
Sumitomo Chemical Company, Ltd.	161,000	563,762
Sumitomo Electric Industries, Ltd.	136,500	1,030,376
Sumitomo Metal Industries, Ltd.	715,000	1,841,102
T&D Holdings, Inc.	10,350	386,095
Taisho Pharmaceuticals Company, Ltd.	39,790	715,798
Takeda Pharmaceutical Company, Ltd.	174,989	8,491,977
Takefuji Corp.	84,340	591,257

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
TDK Corp.	31,400	$1,063,534
Terumo Corp.	57,600	2,667,313
The Japan Steel Works, Ltd.	146,000	1,504,710
The Tokyo Electric Power Company, Ltd.	55,900	1,663,386
Tokai Carbon Company, Ltd.	64,000	259,914
Tokio Marine Holdings, Inc.	26,100	631,676
Tokyo Gas Company, Ltd.	411,397	1,856,900
Tokyo Steel Manufacturing Company, Ltd.	94,900	886,247
TonenGeneral Sekiyu K.K.	107,133	1,033,658
Tosoh Corp.	199,000	414,875
Toyo Engineering Corp.	146,000	355,376
Toyo Suisan Kaisha, Ltd.	40,000	934,775
Toyota Motor Corp.	49,200	1,577,078
Trend Micro, Inc.	45,500	1,327,614
UNI Charm Corp.	6,600	454,953
UNY Company, Ltd.	156,000	1,373,106
Yahoo Japan Corp.	6,393	2,082,833
Yamada Denki Company, Ltd.	16,570	859,215
Yamazaki Baking Company, Ltd.	23,000	305,354
		202,385,302
Luxembourg - 0.49%
ArcelorMittal (a)	150,606	3,628,531

Netherlands - 1.94%
Aegon NV	570,246	2,708,510
DSM NV	61,299	1,421,268
Heineken NV	94,006	2,593,805
ING Groep NV	510,127	4,305,507
Reed Elsevier NV	86,159	1,018,709
Royal Dutch Shell PLC, A Shares	33,800	900,895
TNT Post Group NV	39,937	836,703
Unilever NV	27,808	649,176
		14,434,573
New Zealand - 0.09%
Telecom Corp. of New Zealand, Ltd. (a)	473,209	646,441

Norway - 0.40%
Den Norske Bank ASA	86,700	330,195
Statoil ASA	157,018	2,663,855
		2,994,050
Singapore - 1.76%
Cosco Corp. Singapore, Ltd.	389,600	184,895
DBS Group Holdings, Ltd.	64,000	400,830
Neptune Orient Lines, Ltd.	512,488	355,453
Oversea-Chinese Banking Corp., Ltd.	260,000	890,532
SembCorp Industries, Ltd.	351,802	517,814
SembCorp Marine, Ltd.	1,013,573	1,080,431
Singapore Exchange, Ltd.	311,000	1,017,449
Singapore Press Holdings, Ltd.	815,000	1,919,383
Singapore Telecommunications, Ltd.	2,783,350	4,718,541
United Overseas Bank, Ltd.	137,000	1,204,169
Wilmar International, Ltd.	463,000	859,183
		13,148,680
Spain - 1.60%
Banco Santander Central Hispano SA	58,969	484,542
Gas Natural SDG SA	34,913	968,353

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Iberdrola SA	140,164	$1,040,642
Industria de Diseno Textil SA	48,638	1,634,088
Repsol YPF SA	168,414	3,244,963
Telefonica SA	180,079	3,649,561
Union Fenosa SA	42,289	921,947
		11,944,096
Sweden - 1.18%
Boliden AB (a)	81,400	192,717
Hennes & Mauritz AB, B shares (a)	86,250	3,182,882
Investor AB, B shares	184,200	2,601,420
Nordea Bank AB	73,770	531,202
SKF AB, B Shares	85,200	678,210
Svenska Handelsbanken AB, Series A	58,800	977,538
Swedbank AB, A shares	85,800	617,795
		8,781,764
Switzerland - 9.44%
ABB, Ltd. *	78,709	1,020,266
Ciba Holding AG (a)	34,009	1,384,514
Lonza Group AG	10,231	843,728
Nestle SA	508,715	18,424,528
Novartis AG	676,597	31,572,862
Roche Holdings AG - Genusschein	43,371	6,076,029
Swatch Group AG, BR shares	7,730	913,414
Syngenta AG	22,282	4,005,636
Synthes AG	29,316	3,396,931
UBS AG *	215,450	2,691,686
		70,329,594
United Kingdom - 20.94%
3i Group PLC	304,136	1,934,326
AMEC PLC	157,202	1,276,445
Associated British Foods PLC	54,514	569,656
AstraZeneca Group PLC	437,720	16,504,701
Autonomy Corp. PLC *	51,992	748,734
BAE Systems PLC	244,553	1,338,841
Barclays PLC	1,152,069	3,055,032
BG Group PLC	872,919	12,457,844
BHP Billiton PLC	30,829	557,860
BP PLC	381,327	3,090,650
British American Tobacco PLC	157,093	4,112,403
British Energy Group PLC	202,971	2,340,120
BT Group PLC	251,896	521,322
Cadbury PLC	162,635	1,377,197
Capita Group PLC	156,958	1,685,468
Centrica PLC	199,046	727,047
Cobham PLC	429,950	1,177,649
Compagnie Financiere Richemont SA	61,497	1,067,839
Compass Group PLC	465,953	2,205,237
Diageo PLC	257,733	3,593,655
Dixons Group PLC	1,489,056	269,086
Drax Group PLC	172,080	1,621,311
Game Group PLC	238,544	576,055
GlaxoSmithKline PLC	1,991,122	34,438,605
HBOS PLC	2,926,538	4,131,502
Home Retail Group	484,854	1,522,255
HSBC Holdings PLC	209,871	2,289,587

International Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Imperial Tobacco Group PLC	57,988	$1,447,659
Kingfisher PLC	454,196	837,186
Ladbrokes PLC	276,713	795,914
London Stock Exchange Group PLC	27,937	264,207
Next Group PLC	89,833	1,538,711
Old Mutual PLC	557,094	472,444
Reckitt Benckiser PLC	67,419	2,865,949
Reed Elsevier PLC	127,941	1,064,558
Rio Tinto PLC	115,771	2,879,610
Royal & Sun Alliance PLC	186,325	439,579
Royal Bank of Scotland Group PLC	3,658,600	3,140,990
Royal Dutch Shell PLC, A Shares	359,215	9,648,944
Royal Dutch Shell PLC, B Shares	162,538	4,267,843
Scottish & Southern Energy PLC	106,393	1,810,063
Signet Jewelers, Ltd.	13,648	103,149
Smith & Nephew PLC	186,551	1,395,305
Taylor Woodrow PLC	789,825	133,893
Tesco PLC	254,215	1,158,885
The Sage Group PLC	314,898	807,992
Trinity Mirror PLC	121,182	79,650
Tullow Oil PLC	133,508	1,077,150
Unilever PLC	27,916	641,005
United Utilities Group PLC *	100,990	943,037
Vedanta Resources PLC	36,113	341,245
Vodafone Group PLC	5,468,815	10,726,865
William Hill PLC	207,121	612,066
Wolseley PLC	209,134	984,412
Xstrata PLC	24,219	349,117
		156,017,855
United States - 0.05%
Signet Jewelers, Ltd.	43,839	343,259
TOTAL COMMON STOCKS (Cost $1,142,245,507)		$718,392,147

PREFERRED STOCKS - 0.17%

Germany - 0.17%
Bayerische Motoren Werke (BMW) AG (f)	9,567	174,301
Volkswagen AG (f)	27,493	1,117,755
		1,292,056
TOTAL PREFERRED STOCKS (Cost $3,128,126)		$1,292,056

RIGHTS - 0.02%

Australia - 0.00%
Incitec Pivot, Ltd. (Expiration Date:
12/04/2008) *	56,919	5,599

Belgium - 0.00%
Fortis Group SA (Expiration Date: 07/04/2014) *	286,314	0

Sweden - 0.01%
Swedbank AB (Expiration Date: 12/16/2008) *	85,800	51,464

United Kingdom - 0.01%
Centrica PLC (Expiration Date: 12/12/2008) *	74,642	84,949
TOTAL RIGHTS (Cost $0)		$142,012

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)
International Core Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.12%
John Hancock Cash
Investment Trust, 1.6231% (c)(g)	$23,270,654	$23,270,654
TOTAL SHORT TERM INVESTMENTS
(Cost $23,270,654)		$23,270,654
REPURCHASE AGREEMENTS - 0.79%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$5,871,024 on 12/01/2008,
collateralized by $5,875,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at $5,992,500,
including interest)	$5,871,000	$5,871,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,871,000)		$5,871,000
Total Investments (International Core Fund)
(Cost $1,174,515,287) - 100.52%		$748,967,869
Liabilities in Excess of Other Assets - (0.52)%		(3,865,262)
TOTAL NET ASSETS - 100.00%		$745,102,607

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Pharmaceuticals	10.76%
International Oil	8.33%
Drugs & Health Care	7.61%
Telecommunications Equipmen	5.61%
Banking	4.98%

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations

REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) Variable Rate Preferred

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral.

The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
5

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

	$25,613,265
Level 1 – Quoted Prices		($561,502)
Level 2 – Other Significant Observable Inputs	723,354,604	$10,461,739
Level 3 – Significant Unobservable Inputs	-	-
Total	$748,967,869	$9,900,237

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Tax Cost
At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,174,521,749. Net unrealized depreciation aggregated $425,553,880, of which $5,254,084 related to appreciated investment securities and $430,807,964 related to depreciated investment securities.

Joint repurchase agreement
Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following open futures contracts at November 30, 2008:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
SPI 200 Index Futures	64	Short	Dec 2008	$5,904,560	$1,056,617
S&P TSE 60 Index Futures	44	Short	Dec 2008	5,571,627	919,600
DAX Index Futures	60	Long	Dec 2008	9,646,483	(687,596)
AEX Index Futures	2	Short	Dec 2008	127,035	(749)
CAC 40 Index Futures	9	Short	Dec 2008	364,101	(7,654)
MSCI Singapore Index Futures	2	Short	Dec 2008	53,683	(1,705)
IBEX 35 Index Futures	33	Short	Dec 2008	3,548,120	(174,279)
FTSE 100 Index Futures	25	Short	Dec 2008	1,740,660	47,714
TOPIX Index Futures	89	Long	Dec 2008	8,584,062	(1,437,261)
OMX 30 Index Futures	6	Short	Dec 2008	46,726	(1,124)
S&P MIB Index Futures	19	Long	Dec 2008	2,693,210	(275,065)
					$(561,502)

Forward Foreign Currency Contracts The Fund may into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Open forward foreign currency contracts as of November 30, 2008, were as follows:

			Unrealized
	Principal Amount		Appreciation
Currency	Covered by Contract	Settlement Date	(Depreciation)

Buys
Australian Dollar	16,117,228	2/20/09	$96,250
Australian Dollar	5,006,439	2/20/09	(120,846)
Swiss Franc	13,660,246	2/20/09	(102,448)
Swiss Franc	13,660,246	2/20/09	(99,112)
Swiss Franc	13,660,246	2/20/09	(117,246)
Swiss Franc	13,660,246	2/20/09	(94,255)
Euro	10,984,576	2/20/09	20,967
Pound Sterling	24,644,822	2/20/09	182,197
Japanese Yen	2,306,524,634	2/20/09	304,383
Japanese Yen	1,537,683,090	2/20/09	132,373
Norwegian Krone	10,857,000	2/20/09	17,420
Norwegian Krone	6,887,000	2/20/09	8,739
New Zealand Dollar	7,220,057	2/20/09	(28,900)
Swedish Krona	117,437,556	2/20/09	(164,918)
Swedish Krona	113,983,510	2/20/09	(160,067)
Swedish Krona	113,983,510	2/20/09	(184,318)
			($309,781)
Sells
Australian Dollar	14,307,141	2/20/09	$710,179
Australian Dollar	14,740,691	2/20/09	691,900
Australian Dollar	14,307,141	2/20/09	674,411
Canadian Dollar	9,020,587	2/20/09	58,315
Canadian Dollar	9,020,587	2/20/09	95,549
Canadian Dollar	9,293,938	2/20/09	54,879
Swiss Franc	2,755,000	2/20/09	61,267
Swiss Franc	10,171,370	2/20/09	239,450
Danish Krone	26,051,514	2/20/09	4,378
Euro	11,029,875	2/20/09	(104,164)
Euro	1,833,000	2/20/09	4,108
Pound Sterling	15,051,564	2/20/09	2,876,797
Pound Sterling	14,054,564	2/20/09	2,848,311
Pound Sterling	14,480,460	2/20/09	2,873,372
Hong Kong Dollar	915,000	2/20/09	(64)

Japanese Yen	989,968,521	2/20/09	(271,428)
Norwegian Krone	29,031,860	2/20/09	(45,740)
			$10,771,520

Foreign currency translation The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties
Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Risks associated with foreign investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Portfolios or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S.

companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q3 11/08
1/09

John Hancock
MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.04%

Aerospace - 1.67%
Argon ST, Inc. *	200	$3,918
Integral Systems, Inc. *	13,900	333,600
Orbital Sciences Corp., Class A *	1,500	25,800
Teledyne Technologies, Inc. *	5,300	215,286
Woodward Governor Company	12,300	261,252
		839,856
Apparel & Textiles - 0.89%
Gymboree Corp. *	4,600	115,690
Jos. A. Bank Clothiers, Inc. *	400	7,820
True Religion Apparel, Inc. *	7,500	94,425
Warnaco Group, Inc. *	7,700	137,830
Wolverine World Wide, Inc.	4,700	90,569
		446,334
Auto Parts - 0.15%
BorgWarner, Inc.	1,500	35,490
Exide Technologies *	8,300	37,350
		72,840
Auto Services - 1.04%
Copart, Inc. *	19,500	520,065

Banking - 1.36%
Capitol Federal Financial	6,900	295,113
First Financial Bankshares, Inc. (a)	1,300	67,925
Greenhill & Company, Inc.	500	34,050
Oritani Financial Corp. *	6,500	109,655
SVB Financial Group *	700	28,035
WestAmerica Bancorp (a)	2,800	148,848
		683,626
Biotechnology - 2.91%
Acorda Therapeutics, Inc. *	3,700	67,044
Charles River Laboratories International, Inc. *	3,900	88,920
Illumina, Inc. * (a)	26,400	581,064
Martek Biosciences Corp. *	2,000	55,900
Momenta Pharmaceuticals, Inc. *	2,000	17,800
Techne Corp.	10,500	651,105
		1,461,833
Broadcasting - 0.20%
World Wrestling Entertainment, Inc., Class A	8,400	97,692

Building Materials & Construction - 0.20%
Beacon Roofing Supply, Inc. *	5,600	66,192
Quanex Building Products Corp.	3,500	32,410
		98,602
Business Services - 5.27%
Arbitron, Inc.	2,600	36,478
Brinks Company	7,600	165,452
Dun & Bradstreet Corp.	100	8,000
Exponent, Inc. *	3,300	100,716
EZCORP, Inc., Class A *	5,200	85,748
FactSet Research Systems, Inc. (a)	2,000	80,000
Forrester Research, Inc. *	4,900	112,308
Global Payments, Inc.	16,800	607,656
Hewitt Associates, Inc., Class A *	12,500	357,250
Informatica Corp. *	10,300	142,964
Kendle International, Inc. *	1,000	20,470

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Navigant Consulting Company *	4,400	$83,204
Net 1 UEPS Technologies, Inc. *	4,000	40,800
Parexel International Corp. *	5,500	45,760
Pre-Paid Legal Services, Inc. * (a)	2,100	84,000
ScanSource, Inc. *	2,800	47,628
SRA International, Inc., Class A *	2,000	30,040
Standard Parking Corp. *	200	4,000
Stanley, Inc. *	2,000	63,800
Syntel, Inc.	8,000	192,160
Tyler Technologies, Inc. *	6,500	82,095
Watson Wyatt Worldwide, Inc., Class A	6,300	254,016
		2,644,545
Cellular Communications - 0.09%
Syniverse Holdings, Inc. *	4,400	42,988

Chemicals - 2.70%
Airgas, Inc.	3,100	110,825
Albany Molecular Research, Inc. *	400	3,796
Balchem Corp.	4,500	117,135
Calgon Carbon Corp. *	2,800	35,756
FMC Corp.	5,900	257,830
Innophos Holdings, Inc.	3,700	60,976
Intrepid Potash, Inc. *	1,700	32,640
Newmarket Corp.	8,500	284,580
Quaker Chemical Corp.	2,100	26,901
ShengdaTech, Inc. * (a)	4,100	16,318
Stepan Company	1,100	50,578
Terra Industries, Inc.	16,800	247,128
Valhi, Inc.	8,100	113,400
		1,357,863
Coal - 1.60%
Alpha Natural Resources, Inc. *	6,000	133,140
Foundation Coal Holdings, Inc.	3,600	51,372
International Coal Group, Inc. *	9,500	26,980
James River Coal Company * (a)	9,700	110,192
Massey Energy Company	28,100	438,922
Patriot Coal Corp. *	5,200	44,044
		804,650
Colleges & Universities - 0.09%
Corinthian Colleges, Inc. *	2,800	45,024

Commercial Services - 0.25%
Brinks Home Security Holdings, Inc. *	500	10,000
Team, Inc. *	3,200	90,304
TNS, Inc. *	2,700	23,085
		123,389
Computers & Business Equipment - 0.92%
CACI International, Inc., Class A *	900	39,969
Ingram Micro, Inc., Class A *	100	1,077
MICROS Systems, Inc. *	6,600	109,890
National Instruments Corp.	4,000	96,440
Ness Technologies, Inc. *	300	1,413
Parametric Technology Corp. *	4,000	46,240
Plexus Corp. *	2,300	38,364
Rackable Systems, Inc. *	400	1,596
Radiant Systems, Inc. *	4,900	24,010

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
STEC, Inc. *	4,200	$22,890
Stratasys, Inc. *	6,200	69,192
Tech Data Corp. *	600	10,464
Western Digital Corp. *	200	2,440
		463,985
Construction & Mining Equipment - 0.86%
Bucyrus International, Inc., Class A	18,000	351,540
Carbo Ceramics, Inc. (a)	1,700	81,430
		432,970
Construction Materials - 0.45%
Applied Industrial Technologies, Inc.	2,000	38,120
Clarcor, Inc.	5,900	189,449
		227,569
Containers & Glass - 0.32%
Ball Corp.	600	21,870
Greif, Inc., Class A	3,900	129,285
Silgan Holdings, Inc.	200	9,048
		160,203
Cosmetics & Toiletries - 0.16%
Alberto-Culver Company	600	12,882
Intermediate Parfums, Inc.	1,500	11,040
Nu Skin Enterprises, Inc., Class A	5,100	54,876
		78,798
Crude Petroleum & Natural Gas - 4.68%
Arena Resources, Inc. *	9,900	262,053
Bill Barrett Corp. *	800	17,896
Cabot Oil & Gas Corp.	13,900	416,583
Carrizo Oil & Gas, Inc. *	600	12,420
Concho Resources, Inc. *	3,400	80,206
Contango Oil & Gas Company *	3,200	168,128
Goodrich Petroleum Corp. *	2,000	72,140
Patterson-UTI Energy, Inc.	30,500	380,945
Penn Virginia Corp.	1,400	42,042
Petroquest Energy, Inc. *	6,200	43,462
Quicksilver Resources, Inc. *	3,000	18,690
St. Mary Land & Exploration Company	1,700	34,187
Unit Corp. *	10,900	312,612
W&T Offshore, Inc.	17,400	243,600
Whiting Petroleum Corp. *	6,400	245,120
		2,350,084
Domestic Oil - 2.38%
Berry Petroleum Company, Class A	2,800	32,788
Clayton Williams Energy, Inc. *	800	36,736
Comstock Resources, Inc. *	16,300	683,459
Encore Aquisition Company *	4,500	118,980
Mariner Energy, Inc. *	5,900	64,841
McMoran Exploration Company *	11,400	128,250
Oil States International, Inc. *	6,000	128,520
		1,193,574
Drugs & Health Care - 3.93%
Abaxis, Inc. *	2,200	29,172
Abiomed, Inc. * (a)	6,300	88,452

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Almost Family, Inc. *	2,500	$109,900
Datascope Corp.	1,300	67,873
Landauer, Inc.	2,300	132,066
Luminex Corp. *	10,800	237,708
Meridian Bioscience, Inc.	10,100	240,683
Perrigo Company	29,500	1,015,095
West Pharmaceutical Services, Inc.	1,500	53,250
		1,974,199
Educational Services - 1.64%
DeVry, Inc.	2,200	126,456
Renaissance Learning, Inc.	5,400	51,300
Strayer Education, Inc.	2,700	646,947
		824,703
Electrical Equipment - 4.01%
AMETEK, Inc.	9,200	321,356
AZZ, Inc. *	1,600	38,496
FLIR Systems, Inc. * (a)	45,500	1,411,410
GrafTech International, Ltd. *	2,800	18,732
Powell Industries, Inc. *	700	16,702
Universal Electronics, Inc. *	4,400	73,040
Varian, Inc. *	2,300	84,180
Watsco, Inc.	1,200	47,208
		2,011,124
Electronics - 0.66%
Axsys Technologies, Inc. *	1,300	90,753
II-VI, Inc. *	8,300	166,996
Multi-Fineline Electronix, Inc. *	400	4,176
TTM Technologies, Inc. *	300	1,533
Zebra Technologies Corp., Class A *	3,300	69,828
		333,286
Energy - 0.94%
Energen Corp.	1,500	46,200
Energy Conversion Devices, Inc. * (a)	14,700	411,306
Headwaters, Inc. *	2,700	15,336
		472,842
Financial Services - 3.02%
Bankrate, Inc. *	1,100	30,217
Broadridge Financial Solutions, Inc.	2,100	23,940
Cass Information Systems, Inc.	2,700	95,850
Cohen & Steers, Inc.	2,300	26,312
Eaton Vance Corp.	14,300	273,416
Federated Investors, Inc., Class B	12,700	252,095
GAMCO Investors, Inc.	1,400	38,402
GATX Corp.	1,100	30,965
Interactive Brokers Group, Inc. *	1,600	29,184
Investment Technology Group, Inc. *	2,000	33,460
Knight Capital Group, Inc. *	7,600	125,780
optionsXpress Holdings, Inc.	4,500	63,405
SEI Investments Company	9,100	140,686
Stifel Financial Corp. *	200	8,602
Waddell & Reed Financial, Inc., Class A	18,800	252,672
World Acceptance Corp. *	4,600	90,022
		1,515,008

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 1.82%
Cal-Maine Foods, Inc. (a)	9,900	$249,579
Flowers Foods, Inc.	15,600	417,768
McCormick & Company, Inc.	5,200	154,804
National Beverage Corp. *	3,200	28,320
Sanderson Farms, Inc.	2,000	62,360
		912,831
Funeral Services - 0.29%
Hillenbrand, Inc.	9,000	143,280

Healthcare Products - 5.11%
American Medical Systems Holdings, Inc. *	5,500	48,400
Beckman Coulter, Inc.	2,100	91,518
Bruker BioSciences Corp. *	3,200	15,040
CardioNet, Inc. *	3,600	71,568
CONMED Corp. *	300	7,053
Cryolife, Inc. *	5,300	48,230
Cyberonics, Inc. *	7,600	104,348
Edwards Lifesciences Corp. *	11,500	572,355
Haemonetics Corp. *	3,500	200,165
Herbalife, Ltd.	500	8,890
Kensey Nash Corp. *	3,100	57,288
Medicines Company *	8,800	113,432
Merit Medical Systems, Inc. *	12,500	181,375
Natus Medical, Inc. *	5,000	63,550
Nuvasive, Inc. *	100	3,445
Owens & Minor, Inc.	7,700	319,781
Patterson Companies, Inc. *	6,300	118,566
Somanetics Corp. *	100	1,754
STERIS Corp.	13,700	378,805
SurModics, Inc. * (a)	1,700	38,658
USANA Health Sciences, Inc. *	900	27,333
Zoll Medical Corp. *	5,400	96,174
		2,567,728
Healthcare Services - 2.24%
Amedisys, Inc. * (a)	6,300	245,007
AMN Healthcare Services, Inc. *	200	1,784
Catalyst Health Solutions, Inc. *	4,700	105,750
Centene Corp. *	1,600	29,600
CorVel Corp. *	5,200	114,920
Covance, Inc. *	7,400	289,192
Cross Country Healthcare, Inc. *	400	3,484
Emergency Medical Services Corp., Class A *	100	3,392
Healthcare Services Group, Inc.	6,900	109,710
Healthways, Inc. *	3,300	26,697
Hill-Rom Holdings, Inc.	400	8,216
LHC Group, Inc. *	1,600	53,408
National Healthcare Corp.	1,100	49,929
Odyssey Healthcare, Inc. *	500	4,085
Omnicare, Inc.	1,400	33,754
Pediatrix Medical Group, Inc. *	500	15,560
US Physical Therapy, Inc. *	400	4,840
WellCare Health Plans, Inc. *	2,700	24,192
		1,123,520
Homebuilders - 1.18%
NVR, Inc. *	100	43,425

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
Walter Industries, Inc.	30,090	$548,842
		592,267
Hotels & Restaurants - 1.39%
Buffalo Wild Wings, Inc. *	1,000	22,960
CBRL Group, Inc.	300	5,799
CEC Entertainment, Inc. *	4,100	70,561
Jack in the Box, Inc. *	5,300	92,750
P.F. Chang's China Bistro, Inc. * (a)	3,100	58,063
Panera Bread Company, Class A * (a)	8,600	382,184
Papa John's International, Inc. *	3,700	65,564
		697,881
Household Appliances - 0.01%
National Presto Industries, Inc.	100	6,561

Household Products - 1.40%
Church & Dwight, Inc.	8,100	481,464
Tupperware Brands Corp.	7,700	151,459
WD-40 Company	2,400	68,640
		701,563
Industrial Machinery - 3.64%
Badger Meter, Inc.	3,800	119,206
Chart Industries, Inc. *	1,900	18,164
Circor International, Inc.	800	17,464
Cognex Corp.	600	8,178
Dionex Corp. *	2,100	107,709
Donaldson Company, Inc.	10,400	355,888
EnPro Industries, Inc. *	300	5,601
Gorman-Rupp Company	7,000	193,200
Graco, Inc.	6,600	141,636
Lincoln Electric Holdings, Inc.	2,400	109,656
Lindsay Corp. (a)	5,100	198,441
Lufkin Industries, Inc.	1,900	93,689
Pall Corp.	3,800	104,538
Robbins & Myers, Inc.	1,500	33,750
Rofin-Sinar Technologies, Inc. *	5,000	118,700
Sauer-Danfoss, Inc.	3,200	25,888
Valmont Industries, Inc.	3,200	176,960
		1,828,668
Industrials - 0.64%
Clean Harbors, Inc. *	5,100	321,963

Insurance - 0.45%
Philadelphia Consolidated Holding Corp. *	3,700	227,365

International Oil - 0.09%
BPZ Energy, Inc. * (a)	6,900	42,504

Internet Content - 1.01%
Sohu.com, Inc. * (a)	10,400	504,816

Internet Retail - 0.32%
1-800-Flowers.com, Inc. *	7,300	27,229
Netflix, Inc. *	5,700	130,986
		158,215
Internet Service Provider - 0.16%
Earthlink, Inc. *	12,400	82,584

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software - 0.32%
Digital River, Inc. *	4,500	$95,085
eResearch Technology, Inc. *	10,200	57,528
F5 Networks, Inc. *	400	9,960
		162,573
Leisure Time - 0.30%
DreamWorks Animation SKG, Inc., Class A *	5,000	115,500
Polaris Industries, Inc.	1,300	35,490
		150,990
Life Sciences - 1.29%
American Ecology Corp.	6,900	121,992
Dawson Geophysical Company *	600	12,342
PerkinElmer, Inc.	7,000	126,420
Pharmaceutical Product Development, Inc.	14,100	371,394
Waters Corp. *	400	16,492
		648,640
Liquor - 0.77%
Boston Beer Company, Inc. *	4,100	131,528
Central European Distribution Corp. *	10,800	255,312
		386,840
Manufacturing - 1.72%
Acuity Brands, Inc.	2,100	56,616
AptarGroup, Inc.	600	20,064
Colfax Corp. *	1,400	13,384
ESCO Technologies, Inc. *	3,400	103,972
Freightcar America, Inc.	100	2,174
Koppers Holdings, Inc.	800	17,136
Lancaster Colony Corp.	1,800	54,270
Mettler-Toledo International, Inc. *	2,900	238,525
Nordson Corp.	4,700	152,515
Polypore International, Inc. *	11,800	53,218
Raven Industries, Inc.	5,900	150,745
		862,619
Medical-Hospitals - 0.24%
Exactech, Inc. *	2,100	36,771
Tenet Healthcare Corp. *	65,500	79,255
Universal Health Services, Inc., Class B	100	3,715
		119,741
Metal & Metal Products - 0.69%
Crown Holdings, Inc. *	2,700	43,335
Dynamic Materials Corp.	2,800	44,520
L.B. Foster Company *	300	9,561
Matthews International Corp., Class A	5,400	220,482
Sun Hydraulics, Inc.	1,900	28,918
		346,816
Mining - 0.27%
Cliffs Natural Resources, Inc.	100	2,375
Compass Minerals International, Inc.	2,400	134,376
		136,751
Paper - 0.12%
Rock-Tenn Company, Class A	1,800	60,786

Petroleum Services - 1.40%
Atwood Oceanics, Inc. *	7,500	135,750

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Oceaneering International, Inc. *	2,100	$54,222
PetroHawk Energy Corp. *	18,900	330,183
Petroleum Development Corp. *	1,700	32,640
RPC, Inc.	6,100	52,460
Superior Energy Services, Inc. *	4,100	69,085
T-3 Energy Services, Inc. *	1,800	23,670
Willbros Group, Inc. *	800	6,616
		704,626
Pharmaceuticals - 1.33%
Auxilium Pharmaceuticals, Inc. * (a)	9,100	198,198
Cadence Pharmaceuticals, Inc. * (a)	400	2,664
Emergent Biosolutions, Inc. *	3,100	70,122
Gentiva Health Services, Inc. *	1,400	35,322
Isis Pharmaceuticals, Inc. *	2,200	25,234
PharMerica Corp. *	100	1,662
Rigel Pharmaceuticals, Inc. *	4,500	33,390
Savient Pharmaceuticals, Inc. * (a)	11,400	42,180
Valeant Pharmaceuticals International *	12,500	243,500
Watson Pharmaceuticals, Inc. *	600	14,250
		666,522
Publishing - 0.32%
John Wiley & Sons, Inc., Class A	4,500	161,820
Valassis Communications, Inc. *	700	1,036
		162,856
Railroads & Equipment - 1.59%
Genesee & Wyoming, Inc., Class A *	6,400	194,432
Kansas City Southern *	9,100	199,472
Wabtec Corp.	10,500	405,195
		799,099
Real Estate - 0.45%
Essex Property Trust, Inc., REIT	400	34,588
Health Care, Inc., REIT	1,200	45,600
Home Properties, Inc., REIT	2,000	78,000
Nationwide Health Properties, Inc., REIT	3,000	67,890
		226,078
Retail Grocery - 0.15%
Arden Group, Inc.	400	54,708
United Natural Foods, Inc. *	1,200	21,612
		76,320
Retail Trade - 9.64%
Advance Auto Parts, Inc.	14,450	438,702
Aeropostale, Inc. *	18,700	282,744
Big Lots, Inc. *	19,600	343,392
Cash America International, Inc.	5,400	145,854
Charlotte Russe Holding, Inc. *	400	2,000
Children's Place Retail Stores, Inc. *	100	2,345
Dollar Tree, Inc. *	17,000	720,120
Family Dollar Stores, Inc.	2,600	72,228
Finish Line, Inc.	11,500	61,065
Haverty Furniture Companies, Inc.	300	2,547
Hibbett Sports, Inc. *	400	5,696
MSC Industrial Direct Company, Inc., Class A	7,100	245,731
NBTY, Inc. *	4,100	59,737

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
New York & Company, Inc. *	4,300	$8,084
Ross Stores, Inc.	53,000	1,404,500
The Buckle, Inc.	10,125	190,957
Titan Machinery, Inc. *	4,000	46,760
Urban Outfitters, Inc. *	44,500	808,565
		4,841,027
Sanitary Services - 0.37%
Darling International, Inc. *	18,000	90,000
Waste Connections, Inc. *	3,300	93,159
		183,159
Semiconductors - 1.57%
IXYS Corp. *	6,500	47,320
Micrel, Inc.	13,600	100,640
Microsemi Corp. *	5,500	107,195
MKS Instruments, Inc. *	600	8,586
Monolithic Power Systems, Inc. *	300	2,871
National Semiconductor Corp.	100	1,100
Netlogic Microsystems, Inc. *	1,600	29,824
Power Integrations, Inc.	1,600	29,280
QLogic Corp. *	300	3,186
Rambus, Inc. *	1,800	18,558
Semtech Corp. *	8,400	95,088
Silicon Image, Inc. *	28,000	105,840
Silicon Laboratories, Inc. *	2,800	58,688
Skyworks Solutions, Inc. *	18,500	99,715
Teradyne, Inc. *	1,200	4,548
Volterra Semiconductor Corp. *	10,100	75,548
		787,987
Software - 5.14%
ANSYS, Inc. *	25,786	744,184
Blackbaud, Inc.	3,900	48,750
Compuware Corp. *	15,200	96,520
Concur Technologies, Inc. *	3,300	90,585
FARO Technologies, Inc. *	2,900	41,731
ManTech International Corp. *	10,600	576,852
MSCI, Inc. *	1,400	21,602
Pegasystems, Inc.	7,500	88,875
Progress Software Corp. *	2,800	59,584
Quality Systems, Inc.	2,200	66,154
Solera Holdings, Inc. *	9,300	182,001
Sybase, Inc. *	18,000	443,520
Take-Two Interactive Software, Inc. *	700	8,505
Websense, Inc. *	6,900	111,573
		2,580,436
Steel - 0.49%
AK Steel Holding Corp.	200	1,576
Olympic Steel, Inc.	2,400	42,000
Schnitzer Steel Industries, Inc.	2,000	54,000
Steel Dynamics, Inc.	17,800	147,028
		244,604
Telecommunications Equipment &
Services - 0.39%
ADTRAN, Inc.	3,000	42,600
InterDigital, Inc. *	2,900	76,908

Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
J2 Global Communications, Inc. *	2,700	$52,704
Premiere Global Services, Inc. *	3,800	23,180
		195,392
Toys, Amusements & Sporting Goods - 1.71%
Hasbro, Inc.	15,600	418,080
Marvel Entertainment, Inc. *	15,000	441,750
		859,830
Transportation - 1.12%
Con-way, Inc.	200	5,594
Frontline, Ltd. (a)	12,200	360,388
Genco Shipping & Trading, Ltd.	400	3,644
Golar LNG, Ltd.	2,100	13,587
Kirby Corp. *	2,100	53,403
Knightsbridge Tankers, Ltd.	2,300	34,201
Pacer International, Inc.	5,700	55,233
PHI, Inc. *	1,100	13,585
Ship Finance International, Ltd.	1,300	15,457
TBS International, Ltd. *	1,100	5,170
Universal Truckload Services, Inc. *	200	3,608
		563,870
Trucking & Freight - 3.51%
Forward Air Corp.	3,600	83,232
Heartland Express, Inc.	5,500	84,920
Hub Group, Inc., Class A *	4,600	122,820
J.B. Hunt Transport Services, Inc.	29,200	782,852
Knight Transportation, Inc. (a)	4,400	69,344
Landstar Systems, Inc.	9,700	311,758
Old Dominion Freight Lines, Inc. *	5,300	126,140
Ryder Systems, Inc.	5,100	183,141
		1,764,207
TOTAL COMMON STOCKS (Cost $74,074,155)		$48,721,167

SHORT TERM INVESTMENTS - 9.07%
John Hancock Cash
Investment Trust, 1.6231% (c)(f)	$4,555,508	$4,555,508
TOTAL SHORT TERM INVESTMENTS
(Cost $4,555,508)		$4,555,508

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.95%
Repurchase Agreement with State
Street Corp. dated 11/30/2008 at
0.05% to be repurchased at
$1,479,006 on 12/1/2008,
collateralized by $1,520,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $1,510,500,
including interest)	$1,479,000	$1,479,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,479,000)		$1,479,000
Total Investments (Growth Opportunities Fund)
(Cost $80,108,663) - 109.06%		$54,755,675
Liabilities in Excess of Other Assets - (9.06)%		(4,547,340)
TOTAL NET ASSETS - 100.00%		$50,208,335

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
__________________________________
REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
6

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$53,276,675	($143,006)
Level 2 – Other Significant Observable Inputs	1,479,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$54,755,675	($143,006)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Tax Cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $80,594,141. Net unrealized depreciation aggregated $25,838,466, of which $920,520 related to appreciated investment securities and $26,758,986 related to depreciated investment securities.

Joint repurchase agreement
Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following open futures contracts at November 30, 2008:

	Number				Unrealized
	of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Russell E-mini 2000 Index Futures	11	Long	Dec 2008	$519,970	($74,482)
S&P Mid Cap 400 E-mini Index
Futures	10	Long	Dec 2008	514,000	(68,524)
					($143,006)

Risks and uncertainties
Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q3 11/08
1/09

John Hancock MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.42%

Australia - 2.89%
BHP Billiton, Ltd.	4,898	$92,558
Brambles, Ltd.	12,040	57,615
CSL, Ltd.	4,214	96,650
CSR, Ltd.	17,494	15,712
Foster's Group, Ltd.	16,592	59,969
Incitec Pivot, Ltd.	28,995	50,861
Newcrest Mining, Ltd.	1,709	27,365
Oil Search, Ltd.	6,837	22,262
Origin Energy, Ltd.	14,392	151,706
Rio Tinto, Ltd.	1,236	38,088
Telstra Corp., Ltd.	12,684	33,919
Woodside Petroleum, Ltd.	10,568	251,390
Woolworths, Ltd.	15,286	270,323
WorleyParsons, Ltd.	2,954	26,297
		1,194,715
Austria - 0.12%
Immofinanz Immobilien Anlage AG *	4,969	2,300
Oesterreichische Elektrizitaets AG, Class A	1,096	48,685
		50,985
Belgium - 0.25%
Belgacom SA	843	30,558
Colruyt SA	331	71,466
		102,024
Bermuda - 0.15%
Frontline, Ltd.	1,375	39,446
SeaDrill, Ltd., GDR	2,900	23,668
		63,114
Canada - 4.53%
Agrium, Inc.	3,200	100,629
Canadian National Railway Company	5,400	196,241
Canadian Natural Resources, Ltd.	2,400	100,629
Canadian Pacific Railway, Ltd.	1,200	39,381
Enbridge, Inc.	3,300	101,379
EnCana Corp.	1,900	91,921
Husky Energy, Inc.	1,900	49,024
IGM Financial, Inc.	900	23,948
Imperial Oil, Ltd.	1,000	35,680
Kinross Gold Corp.	2,700	41,364
Penn West Energy Trust	1,500	23,440
Potash Corp. of Saskatchewan, Inc.	9,700	627,270
Research In Motion, Ltd. *	2,300	101,072
Rogers Communications, Inc., Class B	1,400	40,526
Royal Bank of Canada	1,700	59,189
Shaw Communications, Inc.	2,100	37,252
Shoppers Drug Mart Corp. *	3,900	139,748
Suncor Energy, Inc.	1,400	32,285
TransAlta Corp.	1,600	29,543
		1,870,521
Denmark - 2.22%
A P Moller Maersk AS, Series A	7	36,125
A P Moller Maersk AS	2	10,318
H. Lundbeck AS	2,600	49,016
Novo Nordisk AS	10,569	542,670
Rockwool International AS, B Shares	322	17,453

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Sydbank AS	1,344	$15,028
Vestas Wind Systems AS *	5,492	248,970
		919,580
Finland - 0.92%
Fortum Corp. Oyj	2,325	46,727
Kone Corp. Oyj	2,028	40,260
Nokia AB Oyj	14,298	202,582
Nokian Renkaat Oyj	3,688	43,315
Outokumpu Oyj	2,157	21,771
YIT Oyj	4,274	25,333
		379,988
France - 6.14%
Air Liquide	2,108	179,781
Alstom	854	45,768
Dassault Systemes SA	740	28,740
Electricite de France	1,370	79,939
Eramet	68	12,705
Essilor International SA	3,607	144,769
France Telecom SA	1,670	42,961
Groupe DANONE	2,928	168,764
Hermes International SA	1,096	138,492
Lafarge SA	658	36,381
L'Oreal SA	2,197	178,051
Neopost SA	406	29,104
Sanofi-Aventis SA	6,831	377,633
Total SA	15,588	818,958
UbiSoft Entertainment SA *	1,818	42,034
Unibail-Rodamco, REIT	494	66,383
Vallourec SA	854	91,172
Veolia Environnement SA	1,504	37,691
Wendel	411	18,828
		2,538,154
Germany - 5.81%
Adidas-Salomon AG	2,578	80,115
Bayer AG	1,442	74,528
Beiersdorf AG	2,844	157,179
Bilfinger Berger AG	703	28,706
Deutsche Boerse AG	2,475	176,783
Deutsche Telekom AG	4,802	66,439
E.ON AG	362	12,662
Fresenius Medical Care AG	2,010	87,541
Fresenius SE	585	32,413
K&S AG	6,735	301,713
Kloeckner & Company SE	1,722	21,134
Linde AG	1,666	121,559
Merck KGAA *	424	35,494
Norddeutsche Affinerie AG	1,022	35,136
Puma AG	115	19,580
Q-Cells AG *	932	31,083
RWE AG	673	56,501
Salzgitter AG	456	31,482
SAP AG	25,104	856,052
SGL Carbon AG *	4,092	106,265
Solarworld AG	1,627	28,981

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Stada Arzneimittel AG	1,463	$39,517
		2,400,863
Greece - 0.43%
Alpha Bank A.E.	1,263	12,913
Bank of Piraeus SA	935	9,224
Coca-Cola Hellenic Bottling Company SA	1,948	30,194
National Bank of Greece SA	3,522	67,778
OPAP SA	2,288	56,666
		176,775
Hong Kong - 1.43%
CLP Holdings, Ltd.	21,000	149,496
Esprit Holdings, Ltd.	16,300	77,306
Hang Seng Bank, Ltd.	8,400	107,813
Hong Kong & China Gas Company, Ltd.	38,500	68,994
Hong Kong Electric Holdings, Ltd.	14,500	81,764
Hong Kong Exchange & Clearing, Ltd.	4,500	35,683
Li & Fung, Ltd.	12,000	22,105
Sun Hung Kai Properties, Ltd.	3,000	23,944
Swire Pacific, Ltd., Class A	3,500	23,572
		590,677
Ireland - 0.10%
CRH PLC	1,844	40,371
Italy - 0.15%
A2A SpA	2,952	5,171
Eni SpA	1,376	31,232
Intesa Sanpaolo SpA	8,447	25,442
Terna SpA	217	645
		62,490
Japan - 19.07%
Aisin Seiki Company	2,600	34,508
Asahi Breweries, Ltd.	2,500	43,751
Astellas Pharmaceuticals, Inc.	4,900	200,550
Bridgestone Corp.	2,200	36,993
Canon, Inc.	12,300	371,162
Central Japan Railway Company, Ltd.	17	144,090
Daiichi Sankyo Company, Ltd.	5,700	116,869
Daikin Industries, Ltd.	3,800	100,234
Dena Company, Ltd.	13	32,158
East Japan Railway Company	14	108,295
Eisai Company, Ltd.	3,700	125,764
Fanuc, Ltd.	1,500	92,624
Fast Retailing Company, Ltd.	2,500	286,581
Fujitsu, Ltd.	7,000	30,377
Hisamitsu Pharmaceutical Company, Inc.	2,000	80,603
Hitachi Metals, Ltd.	3,000	17,905
Honda Motor Company, Ltd.	9,800	219,438
Hoya Corp.	4,200	60,425
Inpex Holdings, Inc.	17	108,923
Japan Tobacco, Inc.	27	99,347
JFE Holdings, Inc.	700	17,037
JGC Corp.	5,000	58,085
Kao Corp.	10,000	286,497
Keyence Corp.	800	132,963
Konica Minolta Holdings, Inc.	1,500	11,055

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kurita Water Industries, Ltd.	1,900	$45,068
Lawson, Inc.	1,600	80,088
Marubeni Corp.	18,000	63,160
Matsushita Electric Industrial Company, Ltd.	37,000	449,287
Mazda Motor Corp.	19,000	32,830
Mitsubishi Corp.	23,300	289,839
Mitsubishi Estate Company, Ltd.	3,000	44,752
Mitsubishi Heavy Industries, Ltd.	35,000	142,676
Mitsui Fudosan Company, Ltd.	2,000	30,836
Mitsui O.S.K. Lines, Ltd.	4,000	21,299
Mitsui Trust Holdings, Inc.	5,000	18,741
Mizuho Financial Group, Inc.	3	7,965
Murata Manufacturing Company, Ltd.	1,400	48,329
Nidec Corp.	700	35,009
Nikon Corp.	4,000	45,263
Nintendo Company, Ltd.	900	279,799
Nippon Electric Glass Company, Ltd.	6,000	34,342
Nippon Yusen Kabushiki Kaisha	8,000	43,530
Nissha Printing Company, Ltd.	900	41,930
Nitori Company, Ltd.	600	42,650
Nitto Denko Corp.	2,800	46,970
NTT Data Corp.	11	39,664
NTT DoCoMo, Inc.	89	148,873
Oji Paper Company, Ltd.	8,000	38,676
Olympus Optical Company, Ltd.	2,000	41,577
ORIX Corp.	280	17,448
Osaka Gas Company, Ltd.	3,000	11,422
Rakuten, Inc.	141	77,295
Resona Holdings, Inc.	47	65,747
Rohm Company, Ltd.	500	23,858
SANKYO Company, Ltd.	1,400	76,672
SBI Holdings, Inc.	56	8,759
Secom Company, Ltd.	1,400	65,163
SEGA SAMMY HOLDINGS, Inc.	3,000	28,978
Seven & I Holdings Company, Ltd.	14,100	398,756
Shimamura Company, Ltd.	500	38,359
Shin-Etsu Chemical Company, Ltd.	6,700	256,342
Shionogi & Company, Ltd.	7,000	152,919
Shiseido Company, Ltd.	5,000	93,123
SOFTBANK Corp.	3,900	53,315
Sojitz Holdings Corp.	13,400	20,490
Sumco Corp.	900	8,730
Sumitomo Metal Industries, Ltd.	38,000	97,849
Takeda Pharmaceutical Company, Ltd.	11,000	533,815
Terumo Corp.	4,000	185,230
The Japan Steel Works, Ltd.	4,000	41,225
The Tokyo Electric Power Company, Ltd.	6,000	178,539
Tokio Marine Holdings, Inc.	1,300	31,463
Tokyo Electron, Ltd.	900	24,538
Toshiba Corp.	13,000	47,620
Toyota Motor Corp.	1,000	32,054
Toyota Tsusho Corp.	1,000	9,497
Trend Micro, Inc.	3,500	102,124
UNI Charm Corp.	900	62,039
Yahoo Japan Corp.	473	154,103

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yamada Denki Company, Ltd.	1,030	$53,409
		7,880,268
Luxembourg - 1.18%
ArcelorMittal (a)	20,194	486,531

Netherlands - 1.72%
DSM NV	3,132	72,618
Fugro NV	1,192	37,979
Heineken NV	2,664	73,505
Koninklijke (Royal) KPN NV	9,666	133,506
Koninklijke Boskalis Westinster NV	874	25,008
Reed Elsevier NV	3,920	46,348
TNT Post Group NV	1,112	23,297
Unilever NV	11,746	274,210
Wolters Kluwer NV	1,439	24,374
		710,845
Norway - 0.54%
Statoil ASA	9,850	167,108
Telenor ASA	2,400	13,059
Yara International ASA	2,540	42,303
		222,470
Portugal - 0.07%
Portugal Telecom, SGPS, SA	4,181	31,064

Singapore - 0.78%
Keppel Corp., Ltd.	5,000	14,009
Keppel Land, Ltd.	12,000	10,952
SembCorp Industries, Ltd.	20,000	29,438
SembCorp Marine, Ltd.	31,000	33,045
Singapore Exchange, Ltd.	7,000	22,901
Singapore Press Holdings, Ltd.	13,000	30,616
Singapore Telecommunications, Ltd.	107,000	181,394
		322,355
Spain - 3.07%
Banco Bilbao Vizcaya Argentaria SA	2,583	26,808
Corporacion Mapfre SA	19,351	61,031
Gas Natural SDG SA	769	21,329
Grifols SA	3,614	62,397
Iberdrola SA	3,312	24,590
Industria de Diseno Textil SA	2,341	78,650
Mapfre SA *	496	1,557
Red Electrica De Espana	1,463	64,804
Telefonica SA	42,669	864,749
Union Fenosa SA	2,907	63,376
		1,269,291
Sweden - 0.74%
Hennes & Mauritz AB, B shares	7,386	272,565
Lundin Petroleum AB, Series A *	3,600	17,556
Sandvik AB	2,500	14,718
		304,839
Switzerland - 13.93%
ABB, Ltd. *	10,010	129,755
Actelion, Ltd. *	1,566	70,557
Credit Suisse Group AG	947	27,754
Geberit AG, ADR	693	63,793

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Lonza Group AG	675	$55,666
Nestle SA	44,982	1,629,148
Novartis AG	39,039	1,821,724
Roche Holdings AG - Genusschein	8,037	1,125,938
Societe Generale de Surveillance Holdings AG	110	93,636
Swatch Group AG, BR shares	193	22,806
Swisscom AG	127	36,373
Syngenta AG	2,418	434,684
Synthes AG	2,133	247,157
		5,758,991
United Kingdom - 21.18%
3i Group PLC	3,590	22,833
Anglo American PLC	2,317	55,161
AstraZeneca Group PLC	15,849	597,603
Autonomy Corp. PLC *	4,738	68,232
BAE Systems PLC	10,007	54,785
BG Group PLC	104,838	1,496,193
BHP Billiton PLC	4,495	81,338
British American Tobacco PLC	16,325	427,358
British Energy Group PLC	18,391	212,036
British Sky Broadcasting Group PLC	10,118	68,497
Burberry Group PLC	9,004	28,591
Cadbury PLC	10,884	92,166
Cairn Energy PLC *	879	22,975
Capita Group PLC	13,794	148,125
Centrica PLC	19,165	70,003
Cobham PLC	12,309	33,715
Compagnie Financiere Richemont SA	5,640	97,933
Diageo PLC	39,602	552,183
Drax Group PLC	7,323	68,996
Enterprise Inns PLC	3,027	3,124
Game Group PLC	11,844	28,602
GlaxoSmithKline PLC	114,137	1,974,123
HSBC Holdings PLC	10,588	115,510
ICAP PLC	4,136	18,735
Imperial Tobacco Group PLC	4,714	117,684
Kazakhmys PLC	391	1,564
Man Group PLC, ADR	12,507	48,706
Marks & Spencer Group PLC	3,497	12,211
Michael Page International PLC	6,669	22,057
Next Group PLC	3,203	54,863
Petrofac, Ltd.	7,887	41,183
Prudential PLC	4,409	23,114
Reckitt Benckiser PLC	13,678	581,445
Reed Elsevier PLC	13,417	111,639
Rio Tinto PLC	12,041	299,500
Royal Dutch Shell PLC, A Shares	1,966	52,809
Scottish & Southern Energy PLC	5,595	95,188
Shire, Ltd.	3,051	42,048
Smith & Nephew PLC	10,653	79,679
Smiths Group PLC	4,962	64,110
Tesco PLC	11,304	51,531
The Sage Group PLC	12,288	31,530
Thomson Reuters PLC	3,107	62,426
Travis Perkins PLC	2,014	8,391
Tullow Oil PLC	13,735	110,815

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

United Kingdom (continued)
Unilever PLC	2,631	$60,413
Vedanta Resources PLC	777	7,342
Vodafone Group PLC	130,351	255,678
William Hill PLC	5,045	14,909
Wolseley PLC	2,990	14,074
Xstrata PLC	10,386	149,714
		8,753,440
TOTAL COMMON STOCKS (Cost $52,809,012)		$36,130,351

PREFERRED STOCKS - 0.05%

Germany - 0.05%
Volkswagen AG (f)	487	19,799
TOTAL PREFERRED STOCKS (Cost $48,666)		$19,799

RIGHTS - 0.02%

Australia - 0.00%
CSR, Ltd. (Expiration Date: 12/10/2008) *	4,374	0
Incitec Pivot, Ltd. (Expiration Date:
12/04/2008) *	11,152	1,097

United Kingdom - 0.02%
Centrica PLC (Expiration Date: 12/12/2008) *	7,186	8,178
TOTAL RIGHTS (Cost $0)		$9,275

SHORT TERM INVESTMENTS - 1.14%
John Hancock Cash
Investment Trust, 1.6231% (c)(g)	$472,047	$472,047
TOTAL SHORT TERM INVESTMENTS
(Cost $472,047)		$472,047
REPURCHASE AGREEMENTS - 8.93%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$3,689,015 on 12/01/2008,
collateralized by $3,690,000
Federal National Mortgage
Association, 4.875% due
04/15/2009 (valued at $3,763,800,
including interest)	$3,689,000	$3,689,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,689,000)		$3,689,000
Total Investments (International Growth Fund)
(Cost $57,018,725) - 97.56%		$40,320,472
Other Assets in Excess of Liabilities - 2.44%		1,006,983
TOTAL NET ASSETS - 100.00%		$41,327,455

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Pharmaceuticals	12.26%

Drugs & Health Care	7.96%

Food & Beverages	4.90%

Chemicals	4.77%

Telecommunications Equipment & Services	4.67%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

ADR - American Depository Receipts

GDR - Global Depository Receipts

REIT - Real Estate Investment Trust

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) Variable Rate Preferred

(g) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral.

The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
4

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$2,464,685	$(48,876)
Level 2 – Other Significant Observable Inputs	37,855,787	252,388
Level 3 – Significant Unobservable Inputs	-	-
Total	$40,320,472	$203,512

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Tax Cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $57,342,716. Net unrealized depreciation aggregated $17,022,244, of which $156,890 related to appreciated investment securities and $17,179,134 related to depreciated investment securities.

Joint repurchase agreement
Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending  The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following open futures contracts at November 30, 2008:

					UNREALIZED
	NUMBER OF			NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	AMOUNT	(DEPRECIATION)

DAX Index Futures	7	Long	Dec 2008	1,119,407	$(74,229)
FTSE 100 Index Futures	46	Long	Dec 2008	2,642,136	10,770
MSCI EAFE Index Futures	3	Long	Dec 2008	71,632	(33,015)
SPI 200 Index Futures	4	Short	Dec 2008	333,581	47,598
					$(48,876)

Forward Foreign Currency Contracts The Fund may into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Open forward foreign currency contracts as of November 30, 2008, were as follows:

			Unrealized
	Principal Amount		Appreciation
Currency	Covered by Contract	Settlement Date	(Depreciation)
Buys
Australian Dollar	473,337	Feb 2009	$4,502
Euro	485,784	Feb 2009	927
Euro	703,059	Feb 2009	6,474
Euro	703,059	Feb 2009	6,229
Japanese Yen	152,008,318	Feb 2009	91,993
Japanese Yen	156,614,631	Feb 2009	93,014
New Zealand Dollar	194,745	Feb 2009	403
Singapore Dollar	394,000	Feb 2009	2,154
Swedish Krona	4,620,882	Feb 2009	(4,515)
Swedish Krona	4,760,908	Feb 2009	(6,217)
Swedish Krona	4,620,882	Feb 2009	(6,560)
			$188,404
Sells
Australian Dollar	1,358,959	Feb 2009	$97,704

Canadian Dollar	335,402	Feb 2009	2,685
Canadian Dollar	335,402	Feb 2009	4,400
Canadian Dollar	335,402	Feb 2009	2,727
Canadian Dollar	335,402	Feb 2009	2,453
Hong Kong Dollar	402,362	Feb 2009	(258)
Japanese Yen	183,446	Feb 2009	(2,055)
Norwegian Krone	257,997	Feb 2009	(2,885)
Pound Sterling	996,088	Feb 2009	(12,715)
Pound Sterling	996,087	Feb 2009	(14,518)
Pound Sterling	743,229	Feb 2009	(19,114)
Swiss Franc	325,156	Feb 2009	2,849
Swiss Franc	325,156	Feb 2009	2,711
			$63,984

Foreign currency translation The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties
Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Risks associated with foreign investments  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Portfolios or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q3 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

International Allocation Portfolio

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.07%

JOHN HANCOCK FUNDS - 17.05%
Greater China Opportunities (MFC Global
Investment Management (U.S.A.) Ltd.) (c)(f)	37,429	$425,194
International Classic Value (Pzena
Investment Management, LLC) (f)	644,716	3,139,767
		3,564,961
JOHN HANCOCK FUNDS II - 64.52%
Emerging Markets Value (Dimensional Fund
Advisors, Inc.) (f)	290,425	1,463,740
International Opportunities (Marsico Capital
Management, LLC) (f)	517,427	4,532,663
International Small Company (Dimensional
Fund Advisors, Inc.) (f)	573,894	2,967,033
International Value (Franklin Templeton) (f)	435,653	4,526,433
		13,489,869
JOHN HANCOCK FUNDS III - 18.50%
International Growth (Grantham, Mayo, Van
Otterloo & Company) (f)	269,031	3,868,670
TOTAL INVESTMENT COMPANIES (Cost $40,544,240)		$20,923,500
Total Investments (International Allocation Portfolio)
(Cost $40,544,240) - 100.07%		$20,923,500
Liabilities in Excess of Other Assets - (0.07)%		(13,853)
TOTAL NET ASSETS - 100.00%		$20,909,647

Footnotes

Percentages are stated as a percent of net assets.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) The underlying fund's subadvisor.

The accompanying notes are an integral part of the financial statements.
1

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$20,923,500	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$20,923,500	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal income tax cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $41,067,624. Net unrealized depreciation aggregated $20,144,124, of which $20,144,124 was related to depreciated investment securities.

Risks and uncertainties

Concentration Risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.)
200 Bloor Street East
Toronto, Ontario,Canada M4 W1ES

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/08
1/09

John Hancock

MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Global Shareholder Yield Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.89%

Australia - 2.37%
John Fairfax Holdings, Ltd. (a)	394,117	$351,977
Lion Nathan, Ltd.	246,200	1,408,811
Westpac Banking Corp., Ltd.	42,800	506,323
Westpac Banking Corp., Ltd.	95,761	1,114,701
		3,381,812
Austria - 0.85%
Telekom Austria AG	91,000	1,215,295

Belgium - 2.75%
Anheuser-Busch Inbev NV *	63,200	762,808
Belgacom SA	58,620	2,124,893
Inbev NV (a)	63,200	1,040,842
		3,928,543
Brazil - 0.88%
Redecard SA	110,300	1,264,953

Canada - 1.69%
Manitoba Telecom Services, Inc.	46,300	1,493,307
Yellow Pages Income Fund	151,000	925,335
		2,418,642
Finland - 1.26%
Fortum Corp. Oyj	53,450	1,074,211
Nokia Oyj, SADR	51,100	724,087
		1,798,298
France - 5.29%
Air Liquide	15,500	1,321,920
France Telecom SA	112,600	2,896,656
Total SA	30,700	1,612,907
Vivendi SA	60,800	1,726,815
		7,558,298
Germany - 2.43%
BASF SE	57,900	1,846,404
RWE AG	19,400	1,628,720
		3,475,124
Ireland - 0.07%
Independent News & Media PLC	178,800	104,517

Italy - 3.31%
Enel SpA	250,000	1,563,648
Eni SpA, SADR	40,600	1,863,540
Terna SpA	437,400	1,299,168
		4,726,356
Malaysia - 0.05%
British American Tobacco Malaysia BHD	6,000	74,169

Norway - 0.88%
StatoilHydro ASA, SADR	73,800	1,256,076

Philippines - 1.18%
Philippine Long Distance Telephone
Company, SADR	35,251	1,690,285

Singapore - 0.71%
Singapore Press Holdings, Ltd.	433,000	1,019,746

Spain - 1.48%
Telefonica SA	104,700	2,121,897

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden - 0.70%
Swedish Match AB	65,500	$998,973

Switzerland - 3.75%
Nestle SA	67,600	2,448,322
Swisscom AG	8,100	2,319,838
Transocean, Inc. *	8,900	595,232
		5,363,392
Taiwan - 2.35%
Chunghwa Telecom Company, Ltd., ADR	89,298	1,396,621
Far EasTone Telecommunications
Company, Ltd.	826,981	967,159
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	139,359	996,417
		3,360,197
United Kingdom - 10.55%
AstraZeneca PLC, SADR (a)	72,900	2,750,517
BP PLC, SADR	23,000	1,119,870
British American Tobacco PLC	53,900	1,411,002
Diageo PLC, SADR	45,800	2,581,746
Imperial Tobacco Group PLC	99,500	2,483,999
National Grid PLC	133,400	1,391,356
Tomkins PLC	635,300	1,074,173
United Utilities Group PLC *	133,963	1,250,937
Vodafone Group PLC	516,600	1,013,290
		15,076,890
United States - 49.34%
Altria Group, Inc.	124,400	2,000,352
AT&T, Inc.	89,800	2,564,688
Automatic Data Processing, Inc.	21,400	878,684
Avon Products, Inc.	27,200	573,920
Ball Corp.	49,200	1,793,340
Bristol-Myers Squibb Company	57,300	1,186,110
CenturyTel, Inc.	82,200	2,183,232
Chevron Corp.	16,200	1,279,962
ConocoPhillips	30,900	1,622,868
DaVita, Inc. *	17,100	859,275
Diamond Offshore Drilling, Inc.	22,700	1,675,260
Dow Chemical Company	72,900	1,352,295
Duke Energy Corp.	138,800	2,159,728
E.I. Du Pont de Nemours & Company	76,600	1,919,596
Emerson Electric Company	21,800	782,402
Exxon Mobil Corp.	11,200	897,680
Frontier Communications Corp.	172,800	1,506,816
Genuine Parts Company	46,900	1,836,135
Great Plains Energy, Inc.	56,800	1,067,272
Honeywell International, Inc.	38,900	1,083,754
International Flavors & Fragrances, Inc.	26,200	800,148
Johnson & Johnson	27,600	1,616,808
Kinder Morgan Energy Partners LP	20,500	994,045
Kraft Foods, Inc., Class A	32,100	873,441
Lorillard, Inc.	47,800	2,888,554
Magellan Midstream Partners LP	11,300	339,226
McDonald's Corp.	12,600	740,250
Microsoft Corp.	47,100	952,362
New York Community Bancorp, Inc.	61,300	799,965
NiSource, Inc.	55,200	665,160

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
NSTAR	47,100	$1,672,050
Nucor Corp.	31,200	1,113,216
ONEOK Partners LP	13,200	615,516
ONEOK, Inc.	51,600	1,513,944
Packaging Corp. of America	136,500	2,037,945
Paychex, Inc.	26,800	757,368
Philip Morris International, Inc.	51,000	2,150,160
Progress Energy, Inc.	33,300	1,321,677
Reynolds American, Inc.	52,300	2,148,484
Rockwell Collins, Inc.	21,200	722,496
Royal Dutch Shell PLC, ADR	14,600	780,370
SCANA Corp.	44,900	1,560,275
Southern Copper Corp. (a)	101,400	1,395,264
Teco Energy, Inc.	74,900	973,700
The Southern Company	56,900	2,066,608
U.S. Bancorp	34,100	920,018
UST, Inc.	21,900	1,505,625
Ventas, Inc., REIT	46,700	1,073,166
Verizon Communications, Inc.	88,700	2,896,055
Westar Energy, Inc.	59,400	1,201,662
WGL Holdings, Inc.	20,900	754,490
Windstream Corp.	166,500	1,475,190
		70,548,607
TOTAL COMMON STOCKS (Cost $175,994,668)		$131,382,070

SHORT TERM INVESTMENTS - 3.73%
John Hancock Cash
Investment Trust, 1.6231% (c)(f)	$5,323,625	$5,323,625
TOTAL SHORT TERM INVESTMENTS
(Cost $5,323,625)		$5,323,625

REPURCHASE AGREEMENTS - 6.94%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$9,925,041 on 12/01/2008,
collateralized by $10,230,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at
$10,127,700, including interest)	$9,925,000	$9,925,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,925,000)		$9,925,000
Total Investments (Global Shareholder Yield Fund)
(Cost $191,243,293) - 102.56%		$146,630,695
Liabilities in Excess of Other Assets - (2.56)%		(3,653,654)
TOTAL NET ASSETS - 100.00%		$142,977,041

The portfolio had the following five top industry concentrations as of November 30, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	12.56%
Tobacco	10.95%
Electrical Utilities	7.86%
Telephone	7.43%
Food & Beverages	5.84%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

SADR - Sponsored American Depository Receipts

* Non-Income Producing

(a) All or a portion of this security was out on loan.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f) John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral.

The rate shown is the seven-day effective yield at period end.

The accompanying notes are an integral part of the financial statements.
2

Notes to portfolio of investments

Security valuation
The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$91,084,102	-
Level 2 – Other Significant Observable Inputs	55,546,593	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$146,630,695	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Tax Cost
At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $191,361,668. Net unrealized depreciation aggregated $44,730,973, of which $983,162 related to appreciated investment securities and $45,714,135 related to depreciated investment securities.

Joint repurchase agreement
Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending  The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation  The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties
Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Portfolios or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/08
1/09

John Hancock MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2008

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)
(showing percentage of total net assets)

Classic Value Mega Cap Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.37%

Advertising - 2.97%
Omnicom Group, Inc.	5,175	$146,401

Aerospace - 7.61%
Boeing Company	3,400	144,942
Northrop Grumman Corp.	5,625	230,344
		375,286
Banking - 3.97%
Bank of America Corp.	12,050	195,813

Biotechnology - 0.87%
Amgen, Inc. *	775	43,043

Cable & Television - 0.97%
Viacom, Inc., Class B *	3,000	47,760

Cellular Communications - 4.53%
Motorola, Inc.	51,875	223,581

Computers & Business Equipment - 2.63%
Dell, Inc. *	11,600	129,572

Cosmetics & Toiletries - 1.87%
Kimberly-Clark Corp.	1,600	92,464

Electronics - 3.03%
Tyco Electronics, Ltd.	9,062	149,342

Energy - 4.21%
Sempra Energy	4,450	207,682

Financial Services - 17.77%
Capital One Financial Corp.	6,825	234,848
Citigroup, Inc.	23,150	191,914
JPMorgan Chase & Company	4,625	146,428
Morgan Stanley	5,875	86,656
UBS AG *	17,025	216,898
		876,744

Food & Beverages - 1.39%
Kraft Foods, Inc., Class A	2,525	68,705

Healthcare Products - 3.68%
Boston Scientific Corp. *	18,275	112,757
Johnson & Johnson	1,175	68,831
		181,588
Healthcare Services - 5.40%
Cardinal Health, Inc.	3,675	119,511
WellPoint, Inc. *	4,125	146,850
		266,361
Insurance - 10.52%
ACE, Ltd.	2,300	120,175
Allstate Corp.	8,125	206,700
Chubb Corp.	1,925	98,868
MetLife, Inc.	3,250	93,470
		519,213
International Oil - 3.70%
BP PLC, SADR	2,675	130,246
Exxon Mobil Corp.	650	52,097
		182,343
Manufacturing - 0.51%
Tyco International, Ltd.	1,212	25,331

Classic Value Mega Cap Fund (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)

Multimedia - 2.66%
Time Warner, Inc.	14,525	$131,451

Pharmaceuticals - 5.54%
Bristol-Myers Squibb Company	4,275	88,493
Merck & Company, Inc.	3,400	90,848
Schering-Plough Corp.	5,600	94,136
		273,477
Retail Trade - 7.37%
Home Depot, Inc.	4,600	106,306
Kohl's Corp. *	4,725	154,318
Lowe's Companies, Inc.	4,975	102,784
		363,408

Software - 3.20%
Microsoft Corp.	7,811	157,938

Telecommunications Equipment &
Services - 3.97%
Alcatel-Lucent, SADR *	91,550	195,917
TOTAL COMMON STOCKS (Cost $6,765,105)		$4,853,420

REPURCHASE AGREEMENTS - 3.89%
Repurchase Agreement with State
Street Corp. dated 11/28/2008 at
0.05% to be repurchased at
$192,001 on 12/1/2008,
collateralized by $190,000 Federal
Home Loan Bank, 3.625% due
08/15/2011 (valued at $197,600,
including interest)	$192,000	192,000
TOTAL REPURCHASE AGREEMENTS
(Cost $192,000)		$192,000

Total Investments (Classic Value Mega Cap Fund)
(Cost $6,957,105) - 102.26%		$5,045,420
Liabilities in Excess of Other Assets - (2.26)%		(111,474)
TOTAL NET ASSETS - 100.00%		$4,933,946

Footnotes

Percentages are stated as a percent of net assets.

* Non-Income Producing

Key to Security Abbreviations and Legend
SADR - Sponsored American Depository Receipts

The accompanying notes are an integral part of the financial statements.
1

Notes to portfolio of investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$4,853,420	-
Level 2 – Other Significant Observable Inputs	192,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$5,045,420	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Federal Income Tax Cost

At November 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $6,962,738. Net unrealized depreciation aggregated $1,917,318, of which $38,239 related to appreciated investment securities and $1,955,557 related to depreciated investment securities.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Risks and uncertainties

Concentration Risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
*Members of the Audit Committee
**Members of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q3 11/08
1/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2009